File No. 33-14979
                                                                      811-5200
______________________________________________________________________________
______________________________________________________________________________

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION  STATEMENT  UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective  Amendment  No.  ____                                   [ ]
     Post-Effective  Amendment  No.  9                                     [X]
REGISTRATION  STATEMENT  UNDER  THE  INVESTMENT  COMPANY  ACT
OF  1940                                                                   [ ]
     Amendment  No.  21                                                    [X]

                      (Check appropriate box or boxes.)

     COVA  VARIABLE  ANNUITY  ACCOUNT  ONE
     _____________________________________
     (Exact  Name  of  Registrant)

     COVA  FINANCIAL  SERVICES  LIFE  INSURANCE  COMPANY
     ___________________________________________________
     (Name  of  Depositor)

     One  Tower Lane, Suite 3000, Oakbrook Terrace, Illinois        60181-4644
     ______________________________________________________        ___________
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code          (800) 831-5433

Name  and  Address  of  Agent  for  Service:
     Lorry  J.  Stensrud,  President
     Cova  Financial  Services  Life  Insurance  Company
     One  Tower  Lane,  Suite  3000
     Oakbrook  Terrace,  Illinois    60181-4644
     (800)  523-1661

Copies  to:
     Judith  A.  Hasenauer                          and  Jeffery  K.  Hoelzel
     Blazzard,  Grodd  &  Hasenauer,  P.C.     Vice President, General Counsel
     P.O.  Box  5108                                             and Secretary
     Westport,  CT    06881                            Cova Financial Services
     (203)  226-7866                                    Life Insurance Company
                                                    One Tower Lane, Suite 3000
                                         Oakbrook Terrace, Illinois 60181-4644

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 1997 pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant  to  paragraph (a)(1)  of Rule  485
     ___ on  (date)  pursuant  to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice for the most recent fiscal year on or about February 28, 1997.

                    CROSS REFERENCE SHEET
                    (required by Rule 495)

Item No.                                           Location
________                                           __________________________
                         PART A

Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Definitions

Item 3.   Synopsis of Highlights . . . . . . . .   Highlights

Item 4.   Condensed Financial Information  . . .   Condensed Financial
                                                   Information

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   The Company; The
                                                   Variable Account; Cova
                                                   Series Trust; Lord Abbett
                                                   Series Fund, Inc.; General
                                                   American Capital Company

Item 6.   Deductions . . . . . . . . . . . . . .   Charges and Deductions

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   The Contracts

Item 8.   Annuity Period . . . . . . . . . . . .   Annuity Provisions

Item 9.   Death Benefit. . . . . . . . . . . . .   The Contracts; Annuity
                                                   Provisions

Item 10.  Purchases and Contract Value . . . . .   Purchase Payments and
                                                   Contract Value

Item 11.  Redemptions. . . . . . . . . . . . . .   Withdrawals

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Tax Status

Item 13.  Legal Proceedings. . . . . . . . . . .   Legal Proceedings

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information

                 CROSS REFERENCE SHEET (CONT'D)
                     (required by Rule 495)

Item No.                                           Location
________                                           _________________________
                            PART B

Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distributor

Item 21.  Calculation of Performance Data. . . .   Yield Calculation for
                                                   Money Market Sub-Account;
                                                   Performance Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements


                                    PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.



                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY

Marketing  and                                    Annuity Service Office:
Executive  Office:                                Cova Financial Services Life
One  Tower  Lane,  Suite  3000                       Insurance Company
Oakbrook  Terrace,  IL  60181-4644                Policy Service Office
(800)  831-LIFE                                   P.O. Box 10366
                                                  Des  Moines,  IA  50306-9989
                                                  (515)  243-5834
                                                  (800)  343-8496


    INDIVIDUAL SINGLE PURCHASE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACTS
                                  ISSUED BY
                      COVA VARIABLE ANNUITY ACCOUNT ONE
                                     AND
                COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY


The Individual Single Purchase Payment Deferred Variable Annuity Contracts (the "Contracts") described in this Prospectus provide for accumulation of Contract Values and payment of monthly annuity payments on a fixed and variable basis. The Contracts are designed for use by individuals in retirement plans on a Qualified or Non-Qualified basis. (See "Definitions".)

At the Contract Owner's direction, the purchase payment for the Contract will be allocated to a segregated investment account of Cova Financial Services Life Insurance Company (the "Company") which account has been designated Cova Variable Annuity Account One (the "Variable Account") or to the Company's General Account. The Variable Account invests in shares of Cova Series Trust (see "Cova Series Trust"), Lord Abbett Series Fund, Inc. (see "Lord Abbett Series Fund, Inc.") and General American Capital Company (see "General American Capital Company"). Cova Series Trust is a series fund with nineteen Portfolios fifteen of which are currently available in connection with the Contracts:
Money Market Portfolio, Quality Income Portfolio, High Yield Portfolio, Stock Index Portfolio, VKAC Growth and Income Portfolio, Select Equity Portfolio, Small Cap Stock Portfolio, International Equity Portfolio, Quality Bond Portfolio, Large Cap Stock Portfolio, Bond Debenture Portfolio, Mid-Cap Value Portfolio, Large Cap Research Portfolio, Developing Growth Portfolio and Lord Abbett Growth and Income Portfolio. Lord Abbett Series Fund, Inc. is a series fund with three Portfolios, one of which is currently available: Growth and Income Portfolio. General American Capital Company is a series fund with five funds, one of which is currently available under the Contracts: the Money Market Fund.

This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the "Statement of Additional Information" which is available at no charge. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information can be found on Page __ of this Prospectus. For the Statement of Additional Information, call
(800) 831-LIFE or write the Marketing and Executive Office address listed above.

INQUIRIES:

Any inquiries regarding purchasing a Contract can be made by telephone or in writing to Cova Life Sales Company at (800) 831-LIFE or One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644. All other questions should be directed to the Annuity Service Office listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This  Prospectus  and  the  Statement  of  Additional  Information  are  dated
May 1, 1997.

The Prospectus should be kept for future reference.


                              TABLE OF CONTENTS

                                                                   PAGE

DEFINITIONS

HIGHLIGHTS

FEE  TABLE

CONDENSED  FINANCIAL  INFORMATION

THE  COMPANY

THE  VARIABLE  ACCOUNT
Cova  Series  Trust
Lord  Abbett  Series  Fund,  Inc.
   General American Capital Company
Voting  Rights
Substitution  of  Securities

CHARGES  AND  DEDUCTIONS
Deduction  for  Withdrawal  Charge  (Sales  Load)
Reduction  or  Elimination  of  the  Withdrawal  Charge
Deduction  for  Mortality  and  Expense  Risk  Premium
Deduction  for  Administrative  Expense  Charge
Deduction  for  Contract  Maintenance  Charge
Deduction  for  Premium  Taxes
Deduction  for  Income  Taxes
Deduction  for  Trust  and  Fund  Expenses
Deduction  for  Transfer  Fee

THE  CONTRACTS
Ownership
Annuitant
Assignment
Beneficiary
Change  of  Beneficiary
Transfers  of  Contract  Values  During  the  Accumulation  Period
Death  of  the  Annuitant
Death  of  the  Contract  Owner

ANNUITY  PROVISIONS
Annuity  Date  and  Annuity  Option
Change  in  Annuity  Date  and  Annuity  Option
Allocation  of  Annuity  Payments
Transfers  During  the  Annuity  Period
Annuity  Options
Frequency  and  Amount  of  Annuity  Payments

PURCHASE  PAYMENTS  AND  CONTRACT  VALUE
Purchase  Payments
Allocation  of  Purchase  Payments
Dollar  Cost  Averaging
Distributor
Contract  Value
Accumulation  Unit

WITHDRAWALS
Texas  Optional  Retirement  Program
Suspension  of  Payments  or  Transfers

PERFORMANCE  INFORMATION
Money  Market  Portfolio
Other  Portfolios

TAX  STATUS
General
Diversification
Contracts Owner by Other Than Natural Persons
Multiple  Contracts
Tax Treatment of  Assignments
Income Tax Withholding
Tax Treatment of Withdrawals  - Non-Qualified Contracts
Qualified Plans
Tax Treatment of Withdrawals - Qualified Contracts
Tax-Sheltered Annuities - Withdrawal Limitations

FINANCIAL  STATEMENTS

LEGAL  PROCEEDINGS

TABLE  OF  CONTENTS  OF  THE  STATEMENT  OF  ADDITIONAL  INFORMATION


                                 DEFINITIONS

ACCOUNT - General Account and/or one or more of the Sub-Accounts of the Variable Account.

ACCUMULATION UNIT - An accounting unit of measure used to calculate the Contract Value in a Sub-Account of the Variable Account prior to the Annuity Date.

ANNUITANT - The natural person on whose life Annuity Payments are based.

ANNUITY DATE - The date on which Annuity Payments begin.

ANNUITY PAYMENTS - The series of payments made to the Annuitant after the Annuity Date under the Annuity Option elected.

ANNUITY PERIOD - The period starting on the Annuity Date.

ANNUITY UNIT - An accounting unit of measure used to calculate Annuity Payments after the Annuity Date.

BENEFICIARY - The person(s) who will receive the death benefit.

COMPANY - Cova Financial Services Life Insurance Company at its Annuity Service Office shown on the cover page of this Prospectus.

CONTRACT ANNIVERSARY - An anniversary of the Issue Date.

CONTRACT VALUE - The sum of the Contract Owner's interest in the General Account and the Sub-Accounts of the Variable Account.

CONTRACT YEAR - One year from the Issue Date and from each Contract Anniversary.

DISTRIBUTOR - Cova Life Sales Company, One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

ELIGIBLE INVESTMENT(S) - An investment entity which can be selected by the Contract Owner to be an underlying investment of the Contract.

FIXED ANNUITY - A series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Variable Account.

GENERAL ACCOUNT - The Company's general account which contains all the assets of the Company with the exception of the Variable Account and other segregated asset accounts.

GENERAL ACCOUNT VALUE - The Contract Owner's interest in the General Account.

ISSUE DATE - The date on which the first Contract Year begins.

NON-QUALIFIED CONTRACTS - Contracts issued under Non-Qualified Plans which do not receive favorable tax treatment under Sections 401, 403(b) or 408 of the Internal Revenue Code of 1986, as amended (the "Code").

PORTFOLIO - A segment of an Eligible Investment which constitutes a separate and distinct class of shares.

QUALIFIED CONTRACTS - Contracts issued under Qualified Plans which receive favorable tax treatment under Sections 401, 403(b) or 408 of the Code.

SUB-ACCOUNT - A segment of the Variable Account.

SUB-ACCOUNT VALUE - The Contract Owner's interest in a Sub-Account.

VALUATION DATE - The Variable Account will be valued each day that the New York Stock Exchange is open for trading which is Monday through Friday, except for normal business holidays.

VALUATION PERIOD - The period beginning at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT - A separate investment account of the Company, designated as Cova Variable Annuity Account One, into which purchase payments will be allocated.

VARIABLE ACCOUNT VALUE - The sum of the Contract Owner's interest in each of the Sub-Accounts of the Variable Account.

VARIABLE ANNUITY - A series of payments made during the Annuity Period which vary in amount with the investment experience of each applicable Sub-Account.

WITHDRAWAL VALUE - The Withdrawal Value is:

     1) the Contract Value for the Valuation Period next following the Valuation Period during which the written request to the Company for withdrawal is received; less

     2)    any  applicable  taxes  not  previously  deducted;  less

     3)    the  Withdrawal  Charge,  if  any;  less

     4)    the  Contract  Maintenance  Charge,  if  any.


                                  HIGHLIGHTS

At the Contract Owner's direction, the purchase payment for the Contract will be allocated to a segregated investment account of Cova Financial Services Life Insurance Company (the "Company") which account has been designated Cova Variable Annuity Account One (the "Variable Account") or to the Company's General Account. The Variable Account invests in shares of Cova Series Trust (see "Cova Series Trust"), Lord Abbett Series Fund, Inc. (see "Lord Abbett Series Fund, Inc.") and General American Capital Company. Contract Owners bear the investment risk for all amounts allocated to the Variable Account.

Within ten days of the day the Contract is received by the Contract Owner, it may be returned by delivering or mailing it to the Company at its Annuity Service Office or to the agent through whom it was purchased. When the Contract is received by the Company, it will be voided as if it had never been in force. The Company will refund the Contract Value (which may be more or less than the purchase payment) computed at the end of the Valuation Period during which the Contract is received by the Company. Under certain circumstances, the Company may be required to refund the purchase payment.

A Withdrawal Charge (sales load) may be deducted in the event of a withdrawal of all or a portion of the Contract Value. The Withdrawal Charge is imposed on withdrawals of all or a portion of the Contract Value and is equal to 5% of the withdrawn purchase payment. After the first Contract Anniversary, a Contract Owner may, not more frequently than once annually on a non-cumulative basis, make a withdrawal each Contract Year of up to ten percent (10%) of the purchase payment free from Withdrawal Charges provided the Contract Value prior to the withdrawal exceeds $5,000. Additionally, the Contract Owner may, within thirty
(30) days following the fifth Contract Anniversary and every fifth Contract Anniversary thereafter, make a withdrawal of all or a portion of the Contract Value free from the Withdrawal Charge. (See "Charges and Deductions - Deduction for Withdrawal Charge" (Sales Load).)

There is a charge for the Mortality and Expense Risk Premium which is equal, on an annual basis, to 1.25% of the daily net asset value of the Variable Account. This Charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions - Deduction for Mortality and Expense Risk Premium".)

There is an Administrative Expense Charge which is equal, on an annual basis, to
 .15% of the daily net asset value of the Variable Account. This Charge compensates the Company for costs associated with the administration of the Contract and the Variable Account. (See "Charges and Deductions - Deduction for Administrative Expense Charge".)

There is an annual Contract Maintenance Charge of $30 each Contract Year. (See "Charges and Deductions - Deduction for Contract Maintenance Charge".)

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values. (See "Charges and Deductions -Deduction for Premium Taxes".)

Under certain circumstances, a Transfer Fee may be assessed when a Contract Owner transfers Contract Values from one Sub-Account to another Sub-Account or to or from the General Account. (See "Charges and Deductions - Deduction for Transfer Fee".)

There is a ten percent (10%) federal income tax penalty that may be applied to the income portion of any distribution from the Contracts. However, the penalty is not imposed under certain circumstances.(See "Tax Status - Tax Treatment of Withdrawals - Qualified Contracts" and "Tax Treatment of Withdrawals
- Non-Qualified Contracts".) For a further discussion of the taxation of the Contracts, see "Tax Status".

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) are limited to circumstances only when the Contract Owner attains age 59 1/2, separates from service, dies, becomes disabled (within the meaning of Section 72(m)(7) of the
Code), or in the case of hardship. Withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to: (1) salary reduction contributions made after December 31, 1988;
(2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Tax penalties may also apply. (See "Tax Status - Tax Treatment of Withdrawals - Qualified Contracts".) Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions. (See "Tax Status - Tax-Sheltered Annuities - Withdrawal Limitations".)

Because of certain exemptive and exclusionary provisions, interests in the General Account are not registered under the Securities Act of 1933 and the General Account is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts, and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the Prospectus relating to the General Account. Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


                      COVA VARIABLE ANNUITY ACCOUNT ONE
                                  FEE TABLE


CONTRACT  OWNER  TRANSACTION  EXPENSES

Withdrawal Charge (see Note 2 below)     5% of purchase payment withdrawn

Transfer Fee (see Note 3 below)          No charge for first 12 transfers in a
                                         Contract Year; thereafter, the fee is
                                         $25  per  transfer or, if less, 2% of
                                         the  amount  transferred.

Contract  Maintenance  Charge            $30 per contract per year

SEPARATE  ACCOUNT  ANNUAL  EXPENSES
(as  a  percentage  of  average  account  value)

Mortality  and  Expense  Risk  Premium                  1.25%
Administrative  Expense  Charge                          .15%
                                                       ______

TOTAL  SEPARATE  ACCOUNT  ANNUAL  EXPENSES              1.40%


COVA  SERIES  TRUST'S  ANNUAL  EXPENSES
(as  a  percentage  of  the  average  daily  net  assets  of  a  Portfolio)

                                                 Other Expenses
                                                 (after expense     Total
                                    Management   reimbursement -    Annual
Portfolio                           Fees         see Note 4 below)  Expenses
_________________________________   ___________  _________________  ________

Managed by Van Kampen American
Capital Investment Advisory Corp.
  VKAC Growth and Income              .60%             .10%         .70%
  Money Market#                       .00%             .11%         .11%
  Quality Income                      .50%             .10%         .60%
  High Yield                          .75%             .10%         .85%
  Stock Index                         .50%             .10%         .60%
Managed by J.P. Morgan
Investment Management Inc.
  Select Equity                       .75%             .10%         .85%
  Small Cap Stock                     .85%             .10%         .95%
  International Equity                .85%             .10%         .95%
  Quality Bond                        .55%             .10%         .65%
  Large Cap Stock                     .65%             .10%         .75%
Managed by Lord, Abbett & Co.
  Bond Debenture                      .75%             .10%         .85%
  Mid-Cap Value                      1.00%             .10%        1.10%
  Large Cap Research                 1.00%             .10%        1.10%
  Developing Growth                   .90%             .10%        1.00%
  Lord Abbett Growth and Income       .75%             .10%         .85%

     # COVA INVESTMENT ADVISORY CORPORATION ("COVA ADVISORY"), THE TRUST'S INVESTMENT ADVISER, CURRENTLY WAIVES ITS FEES FOR THE MONEY MARKET PORTFOLIO. ALTHOUGH NOT OBLIGATED TO, COVA ADVISORY EXPECTS TO CONTINUE TO WAIVE ITS FEES FOR THE MONEY MARKET PORTFOLIO. IN THE FUTURE, COVA ADVISORY MAY CHARGE ITS FEES ON A PARTIAL OR COMPLETE BASIS. ABSENT THE MANAGEMENT FEE WAIVER, THE TOTAL MANAGEMENT FEE ON AN ANNUAL BASIS FOR THE MONEY MARKET PORTFOLIO IS .50%. THE EXAMPLES SHOWN BELOW FOR THE MONEY MARKET PORTFOLIO ARE CALCULATED BASED UPON A WAIVER OF THE MANAGEMENT FEE.


LORD  ABBETT  SERIES  FUND,  INC.'S  ANNUAL  EXPENSES
(as  a  percentage  of  the  average  daily  net  assets  of  a  Portfolio)


                     Management   12b-1   Other            Total Annual
Portfolio            Fees         Fees    Expenses         Expenses
                                          (After expense
                                          reimbursement -
                                          See Note 4 below
___________________ ___________ _______  _________________ ____________

Growth and Income##         .50%    .07%       .02%           .59%

## THE GROWTH AND INCOME PORTFOLIO OF LORD ABBETT SERIES FUND, INC. HAS A 12b-1 PLAN WHICH PROVIDES FOR PAYMENTS TO LORD, ABBETT & CO. FOR REMITTANCE TO A LIFE INSURANCE COMPANY FOR CERTAIN DISTRIBUTION EXPENSES (SEE THE FUND PROSPECTUS). THE 12b-1 PLAN PROVIDES THAT SUCH REMITTANCES, IN THE AGGREGATE, WILL NOT EXCEED
 .15%, ON AN ANNUAL BASIS, OF THE DAILY NET ASSET VALUE OF SHARES OF THE GROWTH AND INCOME PORTFOLIO. AS OF THE DATE OF THIS PROSPECTUS, NO PAYMENTS HAVE BEEN MADE UNDER THE 12b-1 PLAN. FOR THE YEAR ENDING DECEMBER 31, 1997, THE 12b-1 FEES ARE ESTIMATED TO BE .07%. THE EXAMPLES BELOW FOR THIS PORTFOLIO REFLECT THE ESTIMATED 12b-1 FEES.


GENERAL AMERICAN CAPITAL COMPANY'S ANNUAL EXPENSES
(as a percentage of the average daily net assets of the Fund)

Fund                  Management Fees   Other Expenses   Total Annual Expenses
___________________   _______________   ______________   _____________________

Money Market                .205%             .00%              .205%

EXAMPLES

A Contract Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
     a)  upon  surrender  at  the  end  of  each  time  period;
     b)  if  the  Contract  is  not  surrendered or is annuitized.

                                                TIME      PERIODS
                                        1 year   3 years   5 years   10 years
                                       _______ _________ _________ __________

COVA SERIES TRUST
Managed by Van Kampen American
Capital Investment Advisory Corp.
Money Market Portfolio             a)  $ 66.36  $  95.62  $ 132.07  $  188.79
                                   b)  $ 16.36  $  50.62  $  87.07  $  188.79

Quality Income Portfolio           a)  $ 71.29  $ 110.60  $ 157.34  $  240.77
                                   b)  $ 21.29  $  65.60  $ 112.34  $  240.77

High Yield Portfolio               a)  $ 73.80  $ 118.16  $ 169.99  $  266.24
                                   b)  $ 23.80  $  73.16  $ 124.99  $  266.24

VKAC Growth and Income Portfolio   a)  $ 72.29  $ 113.63  $ 162.42  $  251.04
                                   b)  $ 22.29  $  68.63  $ 117.42  $  251.04

Stock Index Portfolio              a)  $ 71.29  $ 110.60  $ 157.34  $  240.77
                                   b)  $ 21.29  $  65.60  $ 112.34  $  240.77

Managed by J.P. Morgan Investment
Management Inc.
Select Equity Portfolio            a)  $ 73.80  $ 118.16
                                   b)  $ 23.80  $  73.16

Small Cap Stock Portfolio          a)  $ 74.80  $ 121.17
                                   b)  $ 24.80  $  76.17

International Equity Portfolio     a)  $ 74.80  $ 121.17
                                   b)  $ 24.80  $  76.17

Quality Bond Portfolio             a)  $ 71.79  $ 112.12
                                   b)  $ 21.79  $  67.12

Large Cap Stock Portfolio          a)  $ 72.80  $ 115.15
                                   b)  $ 22.80  $  70.15

Managed by Lord, Abbett & Co.
Bond Debenture Portfolio           a)  $ 73.80  $ 118.16
                                   b)  $ 23.80  $  73.16

Mid-Cap Value Portfolio            a)  $ 76.30  $ 125.66
                                   b)  $ 26.30  $  80.66

Large Cap Research Portfolio       a)  $ 76.30  $ 125.66
                                   b)  $ 26.30  $  80.66

Developing Growth Portfolio        a)  $ 75.30  $ 122.67
                                   b)  $ 25.30  $  77.67

Lord Abbett Growth and Income
Portfolio                          a)  $ 73.80  $ 118.16
                                   b)  $ 23.80  $  73.16

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio        a)  $ 70.49  $ 108.17  $ 153.26  $  232.47
                                   b)  $ 20.49  $  63.17  $ 108.26  $  232.47
GENERAL AMERICAN CAPITAL COMPANY
Money Market Fund                  a)  $ 67.31  $  98.54
                                   b)  $ 17.31  $  53.54

EXPLANATION  OF  FEE  TABLE  AND  EXAMPLES

     1. The purpose of the above Table is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will incur, directly or indirectly. The Table reflects expenses of the Variable Account as well as of the Eligible Investments. For additional information, see "Charges and Deductions" in this Prospectus and the Prospectuses for Cova Series Trust, Lord Abbett Series Fund, Inc. and General American Capital Company.

     2. After the first Contract Anniversary, a Contract Owner may, not more frequently than once annually on a non-cumulative basis, make a withdrawal each Contract Year of up to ten percent (10%) of the purchase payment free from Withdrawal Charges provided the Contract Value prior to the withdrawal exceeds $5,000. The 10% free withdrawal has been factored into the Examples above. In addition, the Contract Owner may, within thirty (30) days following the fifth Contract Anniversary and every fifth Contract Anniversary thereafter, make a withdrawal of all or a portion of the Contract Value free from the Withdrawal Charge. (See "Charges and Deductions - Deduction for Withdrawal Charge (Sales
Load).")

     3. No Transfer Fee will be assessed for a transfer made in connection with the Dollar Cost Averaging program providing for the automatic transfer of funds from the Money Market Sub-Account or the General Account to any other Sub-Account(s). (See "Charges and Deductions - Deduction for Transfer Fee" and "Purchase Payments and Contract Value - Dollar Cost Averaging".)

     4. Since August 20, 1990, the Company has been reimbursing Cova Series Trust for all operating expenses (exclusive of the management fees) in excess of approximately .10%. Absent the expense reimbursement and management fee waiver, the percentages shown for Total Annual Expenses for the Trust (on an annualized basis) for the year or period ended December 31, 1996 would have been .71% for the Quality Income Portfolio, 1.04% for the High Yield Portfolio, .74% for the Money Market Portfolio, .67% for the Stock Index Portfolio, 1.02% for the
VKAC Growth and Income Portfolio; 1.70% for the Select Equity  Portfolio;
2.68% for the Small Cap Stock Portfolio; 3.80% for the International Equity Portfolio; 1.52% for the Quality Bond Portfolio; 1.23% for the Large Cap Stock Portfolio and 2.05% for the Bond Debenture Portfolio.

     5. Premium taxes are not reflected. Premium taxes may apply. See "Charges and Deductions - Deduction for Premium Taxes".

     6.    The  assumed  single  purchase  payment  is  $30,000.

     7. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                       CONDENSED FINANCIAL INFORMATION

                           Accumulation Unit Values

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been extracted from the Variable Account's Financial Statements. The Variable Account's Financial Statements have been audited by KPMG Peat Marwick LLP, independent certified public accountants, whose report thereon is included in the Statement of Additional Information. This information should be read in conjunction with the Variable Account's Financial Statements and related notes thereto which are included in the Statement of Additional Information.

                                   For the
                                   Year or  Year or     Year or     Year or     Year or     Year or     Year or
                                   Period   Period      Period      Period      Period      Period      Period
                                   Ended    Ended       Ended       Ended       Ended       Ended       Ended
                                   12/31/96 12/31/95    12/31/94    12/31/93    12/31/92    12/31/91    12/31/90
                                   ________ _________   _________   __________ __________   ________    ________

COVA SERIES TRUST
Quality Income Sub-Account
  Beginning of Period              $ 15.33  $    13.17  $    13.97  $    12.75  $    12.02  $    10.62  $     9.97
  End of Period                    $ 15.54  $    15.33  $    13.17  $    13.97  $    12.75  $    12.02  $    10.62
  Number of Accum.
  Units Outstanding                3,334,960 2,690,633   2,576,412   3,659,656   1,891,499     563,960     564,940

High Yield Sub-Account
  Beginning of Period              $ 19.52  $    16.98  $    18.02  $    14.99  $    12.75  $    10.06  $    10.02
  End of Period                    $ 21.42  $    19.52  $    16.98  $    18.02  $    14.99  $    12.75  $    10.06
  Number of Accum.
  Units Outstanding                2,001,184 1,870,232   1,157,642   1,045,815     361,296     298,202     280,854

Money Market Sub-Account
  Beginning of Period              $ 11.43  $    10.90  $    10.61  $    10.46  $    10.21  $    10.00           *
  End of Period                    $ 11.88  $    11.43  $    10.90  $    10.61  $    10.46  $    10.21
  Number of Accum.
  Units Outstanding                2,584,926 2,987,132   6,963,421     617,575     385,448     527,571

VKAC Growth and Income Sub-Account
  Beginning of Period (5/1/92 -    $ 14.61  $    11.20  $    11.92  $    10.47  $    10.00           *           *
  commencement of operations)
  End of Period                    $ 17.01  $    14.61  $    11.20  $    11.92  $    10.47
  Number of Accum.
  Units Outstanding                1,905,896 1,342,833     977,209     547,643     250,919

Stock Index Sub-Account
  Beginning of Period              $ 15.77  $    11.68  $    11.87  $    11.05  $    10.55  $    10.00           *
  End of Period                    $ 19.04  $    15.77  $    11.68  $    11.87  $    11.05  $    10.55
  Number of Accum.
  Units Outstanding                4,680,855 5,436,980   3,151,443   7,691,151   3,164,251     639,923

Select Equity Sub-Account
  Beginning of Period (4/1/96)     $ 10.08          **          **          **          **          **          **
  End of Period                    $ 10.84          **          **          **          **          **          **
  Number of Accum.
  Units Outstanding                2,044,523        **          **          **          **          **          **

Small Cap Stock Sub-Account
  Beginning of Period (4/1/96)     $ 10.51          **          **          **          **          **          **
  End of Period                    $ 11.31          **          **          **          **          **          **
  Number of Accum.
  Units Outstanding                1,237,405        **          **          **          **          **          **

International Equity Sub-Account
  Beginning of Period (4/1/96)     $ 10.21          **          **          **          **          **          **
  End of Period                    $ 10.97          **          **          **          **          **          **
  Number of Accum.
  Units Outstanding                1,306,892        **          **          **          **          **          **

Quality Bond Sub-Account
  Beginning of Period (4/1/96)     $  9.90          **          **          **          **          **          **
  End of Period                    $ 10.37          **          **          **          **          **          **
  Number of Accum.
  Units Outstanding                508,830          **          **          **          **          **          **

Large Cap Stock Sub-Account
  Beginning of Period (4/1/96)     $ 10.00
  End of Period                    $ 11.33
  Number of Accum.
  Units Outstanding                1,389,606

Bond Debenture Sub-Account
  Beginning of Period (4/1/96)     $ 10.10          **          **          **          **          **          **
  End of Period                    $ 11.29          **          **          **          **          **          **
  Number of Accum.
  Units Outstanding                659,663          **          **          **          **          **          **

LORD ABBETT
SERIES FUND, Inc.
Growth and Income Sub-Account
  Beginning of Period              $ 21.31  $    16.64  $    16.42  $    14.50  $    12.73  $    10.15  $    10.06
  End of Period                    $ 25.09  $    21.31  $    16.64  $    16.42  $    14.50  $    12.73  $    10.15
  Number of Accum.
  Units Outstanding                11,732,301 8,947,108   6,875,139   4,994,582   2,560,999   1,426,577   1,041,342

GENERAL AMERICAN CAPITAL COMPANY
Money Market Sub-Account
  Beginning of Period (6/3/96)     $ 10.00        ***
  End of Period                    $ 10.23
  Number of Accum.
  Units Outstanding                 34,964



                                   For the period from
                                   December 11, 1989
                                   (Commencement of
                                   Operations)through
                                   December 31, 1989
                                   ____________________

COVA SERIES TRUST
Quality Income Sub-Account
  Beginning of Period              $              10.00
  End of Period                    $               9.97
  Number of Accum.
  Units Outstanding                             253,695

High Yield Sub-Account
  Beginning of Period              $              10.00
  End of Period                    $              10.02
  Number of Accum.
  Units Outstanding                             250,000

Money Market Sub-Account
  Beginning of Period                                 *
  End of Period
  Number of Accum.
  Units Outstanding

Growth and Income Sub-Account
  Beginning of Period (5/1/92 -
  commencement of operations)                         *
  End of Period
  Number of Accum.
  Units Outstanding

Stock Index Sub-Account
  Beginning of Period                                 *
  End of Period
  Number of Accum.
  Units Outstanding

Select Equity Sub-Account
  Beginning of Period (4/1/96)                       **
  End of Period                                      **
  Number of Accum.
  Units Outstanding                                  **

Small Cap Stock Sub-Account
  Beginning of Period (4/1/96)                       **
  End of Period                                      **
  Number of Accum.
  Units Outstanding                                  **

International Equity Sub-Account
  Beginning of Period (4/1/96)                       **
  End of Period                                      **
  Number of Accum.
  Units Outstanding                                  **

Quality Bond Sub-Account
  Beginning of Period (4/1/96)                       **
  End of Period                                      **
  Number of Accum.
  Units Outstanding                                  **

Large Cap Stock Sub-Account
  Beginning of Period (5/1/96)                       **
  End of Period                                      **
  Number of Accum.
  Units Outstanding                                  **

Bond Debenture Sub-Account
  Beginning of Period (4/1/96)                       **
  End of Period                                      **
  Number of Accum.
  Units Outstanding                                  **

LORD ABBETT
SERIES FUND, Inc.
Growth and Income Sub-Account
  Beginning of Period              $              10.00
  End of Period                                   10.06
  Number of Accum.
  Units Outstanding                              14,482

GENERAL AMERICAN CAPITAL COMPANY
Money Market Sub-Account
  Beginning of Period                              ***
  End of Period                                    ***
  Number of Accum.
  Units Outstanding                                ***

    * The Cova Series Money Market Portfolio commenced regular investment operations on July 1, 1991. The Stock Index Portfolio commenced regular investment operations on November 1, 1991, and the VKAC Growth and Income Portfolio commenced regular investment operations on May 1, 1992.

    ** Beginning of period dates for the Select Equity, Small Cap Stock, International Equity, Quality Bond, Large Cap Stock and Bond Debenture Sub-Accounts reflect the dates the shares of these Portfolios were first offered for sale to the public.

   *** The beginning of period date for the Money Market Sub-Account of General American Capital Company reflects the date shares of this sub-account were first offered for sale to the public.



                                 THE COMPANY

Cova Financial Services Life Insurance Company (the "Company") was originally incorporated on August 17, 1981 as Assurance Life Company, a Missouri Corporation and changed its name to Xerox Financial Services Life Insurance Company in 1985.On June 1, 1995 a wholly-owned subsidiary of General American Life Insurance Company ("General American") purchased the Company from Xerox Financial Services, Inc. On June 1, 1995, the Company changed its name to Cova Financial Services Life Insurance Company. The Company presently is licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.

General American is a St. Louis-based mutual company with more than $250 billion of life insurance in force and approximately $19 billion in assets. It provides life and health insurance, retirement plans, and related financial services to individuals and groups.

                             THE VARIABLE ACCOUNT

The Board of Directors of the Company adopted a resolution to establish a segregated asset account pursuant to Missouri insurance law on February 24, 1987. This segregated asset account has been designated Cova Variable Annuity Account One (the "Variable Account"). The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to the reserves and other contract liabilities with respect to the Variable Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general obligations.

The Variable Account meets the definition of a "separate account" under the federal securities laws.

The Variable Account is divided into Sub-Accounts, with the assets of each Sub-Account invested in one Portfolio of Cova Series Trust, Lord Abbett Series Fund, Inc. or General American Capital Company. There is no assurance that the investment objective of any of the Portfolios will be met. Contract Owners bear the complete investment risk for purchase payments allocated to a Sub-Account. Contract Values will fluctuate in accordance with the investment performance of the Sub-Account(s) to which purchase payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Contracts.

COVA  SERIES  TRUST

Cova Series Trust ("Trust") has been established to act as one of the funding vehicles for the Contracts offered. Prior to May 1, 1996, the Trust was known as Van Kampen Merritt Series Trust. The Trust is managed by Cova Investment Advisory Corporation ("Investment Adviser"), which is an affiliate of the Company. The Investment Adviser has retained Sub-Advisers to make investment decisions and to place orders for the Portfolios. Prior to May 1, 1996, Van Kampen American Capital Investment Advisory Corp. served as the investment adviser to the Trust. The Trust is an open-end management investment company. See the Trust prospectus for a discussion of the investment objectives and the potential risks involved in investing in the Trust portfolios. Additional Prospectuses and the Statement of Additional Information can be obtained by calling or writing the Company's Marketing and Executive Office. Purchasers should read the Trust prospectus carefully before investing.

The following is a list of the available Portfolios and the Sub-Adviser for each
Portfolio:

Van Kampen American Capital Investment Advisory Corp. is the Sub-Adviser for the following Portfolios:

     VKAC Growth  and  Income Portfolio
     Money  Market Portfolio
     Quality  Income Portfolio
     High  Yield Portfolio
     Stock  Index Portfolio

J.P.  Morgan  Investment  Management Inc. is the Sub-Adviser for the following
Portfolios:

     Select  Equity Portfolio
     Small  Cap  Stock Portfolio
     International  Equity Portfolio
     Quality  Bond Portfolio
     Large Cap Stock Portfolio

Lord,  Abbett  &  Co.  is  the  Sub-Adviser  for  the  following  Portfolios:

     Bond  Debenture Portfolio
     Mid-Cap Value Portfolio
     Large Cap Research Portfolio
     Developing Growth Portfolio
     Lord Abbett Growth and Income Portfolio

LORD  ABBETT  SERIES  FUND,  INC.

Lord Abbett Series Fund, Inc. ("Fund") has been established to act as one of the funding vehicles for the Contracts offered. The Fund is managed by Lord, Abbett & Co. ("Investment Manager"). The Fund is a diversified open-end management investment company. See the Fund prospectus for a discussion of the investment objectives and the potential risks involved in investing in the Fund portfolios. Additional Prospectuses and the Statement of Additional Information can be obtained by calling or writing the Company's Marketing and Executive Office. Purchasers should read the Fund prospectus carefully before investing.

   The following Portfolio is available:

     Growth  and  Income

GENERAL AMERICAN CAPITAL COMPANY

General American Capital Company ("Capital Company") is an open-end diversified management investment company. Conning Asset Management Company (formerly known as General American Investment Management Company) is the investment adviser to the Capital Company. See the Capital Company prospectus for a discussion of the investment objective of the available Fund and the potential risks involved in investing in it. Purchasers should read the Capital Company prospectus carefully before investing.

The following Fund is available:

    Money Market Fund


Additional Portfolios and/or Eligible Investments may be made available to Contract Owners.

VOTING  RIGHTS

In accordance with its view of present applicable law, the Company will vote the shares of the Eligible Investments held in the Variable Account at special meetings of the shareholders in accordance with instructions received from persons having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Eligible Investments do not hold regular meetings of shareholders.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company prior to a shareholder meeting. Voting instructions will be solicited by written communication at least ten (10) days prior to the meeting.

SUBSTITUTION  OF  SECURITIES

If the shares of the Eligible Investments (or any Portfolio within the Eligible Investment or any other Eligible Investment), are no longer available for investment by the Variable Account or, if in the judgment of the Company, further investment in the shares should become inappropriate in view of the purpose of the Contracts, the Company may substitute shares of another Eligible Investment (or Portfolio) for shares already purchased or to be
purchased  in  the  future by  purchase   payments  under  the  Contracts.  No
substitution of securities may take place without prior approval of the Securities and Exchange Commission and under the requirements it may impose.


                            CHARGES AND DEDUCTIONS

Various charges and deductions are made from Contract Values and the Variable Account. These charges and deductions are:

DEDUCTION  FOR  WITHDRAWAL  CHARGE  (SALES  LOAD)

If all or a portion of the Contract Value (see "Withdrawals") is withdrawn, a Withdrawal Charge (sales load) will be calculated at the time of each withdrawal and will be deducted from the Contract Value. This Charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Withdrawal Charge is 5% of the purchase payment withdrawn.

After the first Contract Anniversary, a Contract Owner may, not more frequently than once annually on a non-cumulative basis, make a withdrawal each Contract Year of up to ten percent (10%) of the purchase payment free from the Withdrawal Charge provided the Contract Value prior to the withdrawal exceeds $5,000.

Additionally, the Contract Owner may, within thirty (30) days following the fifth Contract Anniversary and every fifth Contract Anniversary thereafter, make a withdrawal of all or a portion of the Contract Value free from the Withdrawal Charge.

For a partial withdrawal, the Withdrawal Charge will be deducted from the remaining Withdrawal Value, if sufficient; otherwise it will be deducted from the amount withdrawn. The amount deducted from the Contract Value will be determined by subtracting values from the General Account and/or cancelling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Account bears to the total Contract Value. The Contract Owner must specify in writing in advance which Accumulation Units are to be cancelled from each Sub-Account and/or whether values are to be deducted from the General Account if other than the above method of cancellation is desired.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions up to an amount equal to 5.5% of purchase payments. During the initial period in which the Contracts are offered, the Company may pay an additional .5% commission. In addition, under certain circumstances, the Company may pay certain broker-dealers a persistency bonus which will take into account, among other factors, the length of time purchase payments have been held under the Contract and Contract Values. To the extent that the Withdrawal Charge is insufficient to cover the actual cost of distribution, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Premium (see below), to provide for any difference.

REDUCTION  OR  ELIMINATION  OF  THE  WITHDRAWAL  CHARGE

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

     (1) The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     (2) The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     (3) Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     (4) There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the Withdrawal Charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

DEDUCTION  FOR  MORTALITY  AND  EXPENSE  RISK  PREMIUM

The Company deducts on each Valuation Date, both prior to the Annuity Date and during the Annuity Period, a Mortality and Expense Risk Premium which is equal, on an annual basis, to 1.25% of the daily net asset value of the Variable Account. The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant and to waive the Withdrawal Charge in the event of the death of the Contract Owner. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Expense Charge.

If the Mortality and Expense Risk Premium is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company. The Company expects a profit from this charge.

The Mortality and Expense Risk Premium is guaranteed by the Company and cannot be increased.

DEDUCTION  FOR  ADMINISTRATIVE  EXPENSE  CHARGE

The Company deducts on each Valuation Date, both prior to the Annuity Date and during the Annuity Period, an Administrative Expense Charge which is equal, on an annual basis, to .15% of the daily net asset value of the Variable Account. This charge, together with the Contract Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Variable Account. These expenses include but are not limited to: preparation of the Contracts, confirmations, annual reports and statements, maintenance of Contract Owner records, maintenance of Variable Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Contract Owner servicing and all accounting, valuation, regulatory and reporting requirements. Since this charge is an asset-based charge, the amount of the charge attributable to a particular Contract may have no relationship to the administrative costs actually incurred by that Contract. The Company does not intend to profit from this charge. This charge will be reduced to the extent that the amount of this charge is in excess of that necessary to reimburse the Company for its administrative expenses. Should this charge prove to be insufficient, the Company will not increase this charge and will incur the loss.

DEDUCTION  FOR  CONTRACT  MAINTENANCE  CHARGE

The Company deducts an annual Contract Maintenance Charge of $30 from the Contract Value on each Contract Anniversary. (In South Carolina the Contract Maintenance Charge is the lesser of $30 each Contract Year or 2% of the Contract Value on the Contract Anniversary.) This charge is to reimburse the Company for its administrative expenses. This charge is deducted by subtracting values from the General Account and/or cancelling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Account bears to the total Contract Value. When the Contract is withdrawn for its full Withdrawal Value, on other than the Contract Anniversary, the Contract Maintenance Charge will be deducted at the time of withdrawal. If the Annuity Date is not a Contract Anniversary, a prorata portion of the annual Contract Maintenance Charge will be deducted. After the Annuity Date, the Contract Maintenance Charge will be collected on a monthly basis and will result in a reduction of each Annuity Payment. The Company has set this charge at a level so that, when considered in conjunction with the Administrative Expense Charge (see "Deduction for Administrative Expense Charge"), it will not make a profit from the charges assessed for administration.

DEDUCTION  FOR  PREMIUM  TAXES

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company currently intends to advance any premium taxes due at the time purchase payments are made and then deduct premium taxes from a Contract Owner's Contract Value at the time annuity payments begin or upon withdrawal if the Company is unable to obtain a refund. The Company, however, reserves the right to deduct premium taxes when incurred. Premium taxes generally range from 0% to 4%.

DEDUCTION  FOR  INCOME  TAXES

While the Company is not currently maintaining a provision for federal income taxes with respect to the Variable Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Variable Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Variable Account whether or not there was a provision for taxes and whether or not it was sufficient.

DEDUCTION FOR EXPENSES OF THE ELIGIBLE INVESTMENTS

There are other deductions from and expenses paid out of the assets of the Portfolios which are described in the accompanying prospectuses.

DEDUCTION  FOR  TRANSFER  FEE

Prior to the Annuity Date, a Contract Owner may transfer all or a part of an Account without the imposition of any fee or charge if there have been no more than 12 transfers made in the Contract Year. If more than 12 transfers have been made in the Contract Year, the Company will deduct a transfer fee of $25 per transfer or, if less, 2% of the amount transferred. If the Contract Owner is participating in the Dollar Cost Averaging program providing for the automatic transfer of funds from the Money Market Sub-Account or the General Account to any other Sub-Account(s), such transfers are not taken into account in determining any transfer fee. (See "Purchase Payments and Contract Value -Dollar Cost Averaging".)

                                THE CONTRACTS
OWNERSHIP

The Contract Owner has all rights and may receive all benefits under the Contract. Prior to the Annuity Date, the Contract Owner is the person designated in the Application, unless changed. On and after the Annuity Date, the Annuitant is the Contract Owner. On and after the death of the Annuitant, the Beneficiary is the Contract Owner.

The Contract Owner may change the Contract Owner at any time. A change of Contract Owner will automatically revoke any prior designation of Contract Owner. A request for change must be: (1) made in writing; and (2) received at the Company. The change will become effective as of the date the written request is signed. A new designation of Contract Owner will not apply to any payment made or action taken by the Company prior to the time it was received.

ANNUITANT

The Annuitant is the person on whose life Annuity Payments are based. The Annuitant is the person designated in the Application, unless changed.

ASSIGNMENT

The Contract Owner may, at any time during his or her lifetime, assign his or her rights under the Contract. The Company will not be bound by any assignment until written notice is received by the Company. The Company is not responsible for the validity of any assignment. The Company will not be liable as to any payment or other settlement made by the Company before receipt of the assignment.

If the Contract is issued pursuant to a retirement plan which receives favorable tax treatment under the provisions of Sections 401, 403(b) or 408 of the Code, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.

BENEFICIARY

The Beneficiary is named in the Application, unless changed, and is entitled to receive the benefits to be paid at the death of the Contract Owner.

Unless the Contract Owner provides otherwise, the Death Benefit will be paid in equal shares or all to the survivor as follows:

     (1) to the primary Beneficiaries who survive the Contract Owner's death; or if there are none,

     (2) to the contingent Beneficiaries who survive the Contract Owner's death; or if there are none,

     (3)    to  the  estate  of  the  Contract  Owner.

CHANGE  OF  BENEFICIARY

Subject to the rights of any irrevocable Beneficiary, the Contract Owner may change the Beneficiary or contingent Beneficiary. A change may be made by filing a written request with the Company. The change will take effect as of the date the notice is signed. The Company will not be liable for any payment made or action taken before it records the change.

TRANSFERS  OF  CONTRACT  VALUES  DURING  THE  ACCUMULATION  PERIOD

Prior to the Annuity Date, the Contract Owner may transfer all or part of an Account without the imposition of any fee or charge if there have been no more than 12 transfers made in the Contract Year. If more than 12 transfers have been made in the Contract Year, the Company will deduct a transfer fee. If the Contract Owner is participating in the Dollar Cost Averaging program providing for the automatic transfer of funds from the Money Market Sub-Account or the General Account to the Variable Account, such transfers are not taken into account in determining any transfer fee. (See "Charges and Deductions -Deduction for Transfer Fee" and "Purchase Payments and Contract Value - Dollar Cost Averaging".) After the Annuity Date, the Contract Owner may make a transfer once in each Contract Year. All transfers are subject to the following:

     (1) the deduction of any transfer fee that may be imposed (no charge for first 12 transfers in a Contract Year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred). The transfer fee will be deducted from the Account from which the transfer is made. However, if the entire interest in the Account is being transferred, the transfer fee will be deducted from the amount which is transferred.

     (2) The minimum amount which may be transferred is the lesser of (i) $1000; or (ii) the Contract Owner's entire interest in the Account.

     (3) Transfers will be effected during the Valuation Period next following receipt by the Company of a written transfer request (or by telephone, if authorized) containing all required information. However, no transfer may be made effective within seven (7) calendar days of the Annuity Date.

     (4) Any transfer direction must clearly specify the amount which is to be transferred and the Accounts which are to be affected.

     (5) The Company reserves the right at any time and without prior notice to any party including, but not limited to, the circumstances described in the Suspension of Payments or Transfers provision, to terminate, suspend or modify the transfer privileges described above.

A Contract Owner may elect to make transfers by telephone. If there are joint owners, unless the Company is informed to the contrary, instructions will be accepted from either one of the joint owners. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company tape records all telephone instructions.

DEATH  OF  THE  ANNUITANT

Upon death of the Annuitant prior to the Annuity Date, the Contract Owner must designate a new Annuitant. If no designation is made within 30 days of the death of the Annuitant, the Contract Owner will become the Annuitant. However, if the Contract Owner is a non-natural person, then the death or change of the Annuitant will be treated as the death of the Contract Owner. (See "Death of the Contract Owner".)

Upon death of the Annuitant after the Annuity Date, the Death Benefit, if any, will be as specified in the Annuity Option elected.

DEATH  OF  THE  CONTRACT  OWNER

Upon death of the Contract Owner prior to the Annuity Date, the Death Benefit will be paid to the Beneficiary designated by the Contract Owner. The Death Benefit will be the greater of:

     (1) the purchase payment less any withdrawals and any applicable Withdrawal Charge; or

     (2)    the  Contract  Value;  or

     (3) the Contract Value on the fifth Contract Anniversary or, if later, every fifth Contract Anniversary thereafter less any withdrawals and any applicable Withdrawal Charge made since the last fifth Contract Anniversary.

The Death Benefit will be determined and paid as of the Valuation Period next following the date of receipt by the Company of both due proof of death and an election for a single sum payment or election under an Annuity Option as of the date of death.

If a single sum payment is requested, the proceeds will be paid within seven (7) days of receipt of proof of death and the election. Payment under an Annuity Option may be elected during the sixty-day period beginning with the date of receipt of proof of death or a single sum payment will be made to the Beneficiary at the end of the sixty-day period.

The entire Death Benefit must be paid within five (5) years of the date of death unless:

     (1) the Beneficiary is the spouse of the Contract Owner, in which event the Beneficiary will become the Contract Owner and may elect that the Contract remain in effect; or

     (2) the Beneficiary is not the spouse of the Contract Owner, in which event the Death Benefit is payable under an Annuity Option over the lifetime of the Beneficiary beginning within one year of the date of death.

The Contract can be held by joint owners. Any joint owner must be the spouse of the other owner. Upon the death of either joint owner, the surviving spouse will be the designated Beneficiary. Any other Beneficiary designated in the Application or as subsequently changed will be treated as a contingent Beneficiary unless otherwise indicated.

                              ANNUITY PROVISIONS

ANNUITY  DATE  AND  ANNUITY  OPTION

The Contract Owner selects an Annuity Date and Annuity Option at the time of the Application. The Annuity Date must always be the first day of a calendar month and must be at least one month after the Issue Date. The Annuity Date may not be later than the first day of the first calendar month following the Annuitant's 85th birthday. If no Annuity Option is elected, Option 2 with 10 years guaranteed will automatically be applied.

CHANGE  IN  ANNUITY  DATE  AND  ANNUITY  OPTION

Prior to the Annuity Date, the Contract Owner may, upon at least thirty (30) days prior written notice to the Company, change the Annuity Date. The Annuity Date must always be the first day of a calendar month. The Annuity Date may not be later than the first day of the first calendar month following the Annuitant's 85th birthday.

The Contract Owner may, upon at least thirty (30) days prior written notice to the Company, at any time prior to the Annuity Date, change the Annuity Option.

ALLOCATION  OF  ANNUITY  PAYMENTS

If all of the Contract Value on the seventh calendar day before the Annuity Date is allocated to the General Account, the annuity will be paid as a Fixed Annuity. If all of the Contract Value on that date is allocated to the Variable Account, the annuity will be paid as a Variable Annuity. If the Contract Value on that date is allocated to both the General Account and the Variable Account, the Annuity will be paid as a combination of a Fixed Annuity and a Variable Annuity to reflect the allocation between the Accounts.

TRANSFERS  DURING  THE  ANNUITY  PERIOD

During the Annuity Period, payees under the Contract may transfer, by written request, Contract Values among the Accounts subject to the following:

     (1) the Contract Owner may make a transfer once each Contract Year between Sub-Accounts of the Variable Account.

     (2) During the Annuity Period, the payee(s) may, by written notice to the Company, convert Variable Annuity Payments to Fixed Annuity Payments. The payee(s) may not convert Fixed Annuity Payments to Variable Annuity Payments. The amount converted to Fixed Annuity Payments from a Sub-Account is subject to certain procedures set out in the General Account provisions.

ANNUITY  OPTIONS

The actual dollar amount of Variable Annuity Payments is dependent upon (i) the Contract Value on the Annuity Date, (ii) the annuity table specified in the Contract, (iii) the Annuity Option selected, and (iv) the investment performance of the Sub-Account selected.

The annuity tables contained in the Contract are based on a three percent (3%) assumed investment rate. If the actual net investment rate exceeds three percent (3%), Annuity Payments will increase. Conversely, if the actual rate is less than three percent (3%), Annuity Payments will decrease. If a higher assumed investment rate was used, the initial payment would be higher, but the actual net investment rate would have to be higher in order for Annuity Payments to increase.

Variable Annuity Payments will reflect the investment performance of the Variable Account in accordance with the allocation of the Contract Value to the Sub-Account(s) on the Annuity Date. Thereafter, allocations may not be changed except as provided in Transfers During the Annuity Period, above. The total dollar amount of each Annuity Payment is the sum of the Variable Annuity Payment and the Fixed Annuity Payment reduced by the Contract Maintenance Charge (except in Oregon where the Fixed Annuity Payment is not reduced by the Contract Maintenance Charge).

The amount payable under the Contract may be made under one of the following options or any other option acceptable to the Company:

     OPTION 1. LIFE ANNUITY. An annuity payable monthly during the lifetime of the Annuitant. Payments cease at the death of the Annuitant.

     OPTION 2. LIFE ANNUITY WITH 5, 10 OR 20 YEARS GUARANTEED. An annuity payable monthly during the lifetime of the Annuitant with the guarantee that, if at the death of the Annuitant, payments have been made for less than the selected guaranteed period, payments will be continued to the Beneficiary for the remainder of the guaranteed period. If the Beneficiary does not desire payments to continue for the remainder of the guaranteed period, he or she may elect to have the present value of the guaranteed Annuity Payments remaining, as of the date notice of death is received by the Company, commuted at the assumed investment rate.

     OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. An annuity payable monthly during the joint lifetime of the Annuitant and another person. At the death of either Payee, Annuity Payments will continue to be made to the survivor Payee. The survivor's Annuity Payments will be equal to 100%, 66 2/3% or 50% of the amount payable during the joint lifetime, as chosen.

FREQUENCY  AND  AMOUNT  OF  ANNUITY  PAYMENTS

Annuity Payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Option is less than $5,000 ($2,000 in Massachusetts and Texas), the Company has the right to pay the amount in one single lump sum. In addition, if the payments provided for would be or become less than $100 ($20 in Texas), the Company has the right to change the frequency of payments to provide payments of at least $100 ($20 in Texas).

                     PURCHASE PAYMENTS AND CONTRACT VALUE

PURCHASE  PAYMENTS

The Contracts are purchased under a single purchase payment plan. The single purchase payment is due on the Issue Date and must be at least $5,000. Prior
Company approval must be obtained for any purchase payment in excess of $1,000,000. The Company reserves the right to decline any Application or purchase payment.

ALLOCATION  OF  PURCHASE  PAYMENT

The purchase payment is  allocated  to  the  General   Account  or  appropriate
Sub-Account(s) within the Variable Account as elected by the Contract Owner. For each Sub-Account, the purchase payment is converted into Accumulation Units. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment allocated to the Sub-Account by the value of the Accumulation Unit for the Sub-Account. A purchase payment allocated to the General Account is credited in dollars.

For the single purchase payment, if the Application for a Contract is in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units and/or to the General Account and credit the Contract with dollars within two business days of receipt. If the Application for a Contract is not in good order, the Company will attempt to get it in good order or the Company will return the Application and the purchase payment within five (5) business days. The Company will not retain a purchase payment for more than five (5) business days while processing an incomplete Application unless it has been so authorized by the purchaser.

DOLLAR  COST  AVERAGING

Dollar Cost Averaging is a program which, if elected, permits a Contract Owner to systematically transfer each month amounts from the Money Market Sub-Account or the General Account to any Sub-Account(s). By allocating amounts on a regularly scheduled basis as opposed to allocating the total amount at one particular time, a Contract Owner may be less susceptible to the impact of market fluctuations. The minimum amount which may be transferred is $500. A Contract Owner must have a minimum of $6,000 of Contract Value in the Money Market Sub-Account or the General Account, or the amount required to complete the Contract Owner's designated program, in order to participate in the Dollar Cost Averaging program.

All Dollar Cost Averaging transfers will be made on the 15th of each month (or the next Valuation Date if the 15th of the month is not a Valuation Date). If the Contract Owner is participating in the Dollar Cost Averaging program, such transfers are not taken into account in determining any transfer fee. Under certain circumstances, there may be restrictions with respect to a Contract Owner's ability to participate in the Dollar Cost Averaging program.

DISTRIBUTOR

Cova Life Sales Company ("Life Sales"), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the Contracts. Life Sales is an affiliate of the Company. The Contracts are offered on a continuous basis.

CONTRACT  VALUE

The value of the Contract is the sum of the values for each Sub-Account and the value in the General Account. The value of each Sub-Account is determined by multiplying the number of Accumulation Units attributable to the Sub-Account by the value of an Accumulation Unit for the Sub-Account.

ACCUMULATION  UNIT

Purchase payments allocated to the Variable Account and amounts transferred to or within the Variable Account are converted into Accumulation Units. This is done by dividing each purchase payment by the value of an Accumulation Unit for the Valuation Period during which the purchase payment is allocated to the Variable Account or the transfer is made. The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $10. The Accumulation Unit value for any later Valuation Period is determined by subtracting (b) from (a) and dividing the result by (c) where:

     (a)    is  the  net  result  of

          (1) the assets of the Sub-Account; i.e., the aggregate value of the underlying Eligible Investment shares held at the end of such Valuation Period, plus or minus

          (2) the  cumulative  charge or  credit  for  taxes  reserved  which is
determined   by  the  Company  to  have  resulted  from  the  operation  of  the
Sub-Account;

     (b) is the cumulative unpaid charge for the Mortality and Expense Risk Premium and for the Administrative Expense Charge (see "Charges and Deductions"); and

     (c) is the number of Accumulation Units outstanding at the end of such Valuation Period.

The Accumulation Unit value may increase or decrease from Valuation Period to Valuation Period.

                                 WITHDRAWALS

While the Contract is in force and before the Annuity Date, the Company will, upon written request to the Company by the Contract Owner, allow the withdrawal of all or a portion of the Contract for its Withdrawal Value. Withdrawals will result in the cancellation of Accumulation Units from each applicable Sub-Account of the Variable Account or a reduction in the General Account Value in the ratio that the Sub-Account Value and/or the General Account Value bears to the total Contract Value. The Contract Owner must specify in writing in advance which units are to be cancelled or values are to be reduced if other than the above mentioned method of cancellation is desired. The Company will pay the amount of any withdrawal within seven (7) days of receipt of a request, unless the Suspension of Payments or Transfers provision is in effect (see "Suspension of Payments or Transfers").

The Withdrawal Value is the Contract Value for the Valuation Period next following the Valuation Period during which a written request for withdrawal is received at the Company reduced by the sum of:

     (1)    any  applicable  taxes  not  previously  deducted;

     (2)    any  applicable  Contract  Maintenance  Charge;  and

     (3)    any  applicable  Withdrawal  Charge.

Each partial withdrawal must be for an amount which is not less than $1,000 or, if smaller, the remaining value in the Sub-Account or General Account. The remaining value in each Sub-Account or General Account from which a partial withdrawal is requested must be at least $1,000 after the partial withdrawal is completed.

Certain tax withdrawal penalties and restrictions may apply to withdrawals from Contracts. (See "Tax Status".) For Contracts purchased in connection with 403(b) plans, the Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)
(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship.

However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

TEXAS  OPTIONAL  RETIREMENT  PROGRAM

A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows:
A) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request. B) No benefits will be payable, through surrender of the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

SUSPENSION  OF  PAYMENTS  OR  TRANSFERS

The Company reserves the right to suspend or postpone payments for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (2)    trading  on  the  New  York  Stock  Exchange  is  restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

     (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners; provided that applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in (2) and (3) exist.

The Company reserves the right to defer payment for a withdrawal or transfer from the General Account for the period permitted by law but not for more than six months after written election is received by the Company.

                           PERFORMANCE INFORMATION

MONEY  MARKET  PORTFOLIO

From time to time, the Money Market Sub-Account of the Variable Account may advertise its yield and effective yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Money Market Sub-Account refers to the income generated by Contract Values in the Money Market Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Values in the Money Market Sub-Account. The effective yield is calculated similarly. However, when annualized, the income earned by Contract Values is assumed to be reinvested. This results in the effective yield being slightly higher than the yield because of the compounding effect of the assumed reinvestment. The yield figure will reflect the deduction of any asset-based charges and any applicable Contract Maintenance Charge, but will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

OTHER  PORTFOLIOS

From time to time, the Company may advertise performance data for the various other Portfolios under the Contract. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of a Portfolio medium over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that Unit by the Accumulation Unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges and any applicable Contract Maintenance Charges under the Contracts, but will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

Any advertisement will also include average annual total return figures calculated as described in the Statement of Additional Information. The total return figures reflect the deduction of any applicable Contract Maintenance Charges and Withdrawal Charges, as well as any asset-based charges and the expenses of the Portfolio.

The Company may make available yield information with respect to some of the Portfolios. Such yield information will be calculated as described in the Statement of Additional Information. The yield information will reflect the deduction of any applicable Contract Maintenance Charge as well as any asset-based charges.

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the Portfolios against established market indices such as the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts issued through the Variable Account with the unit values of variable annuities issued through the separate accounts of other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis
Service or from the VARDS Report.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges.

                                  TAX STATUS

GENERAL

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

Section 72 of the Code governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consists of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Portfolios underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investment of the Variable Account will cause the Contract Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owners being retroactively determined to be the owners of the assets of the Variable Account.

Due to the uncertainty in this area, the company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

CONTRACTS  OWNED  BY  OTHER  THAN  NATURAL  PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Contract Owner if the Contract Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE  CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

TAX  TREATMENT  OF  ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME  TAX  WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e.
40 returns of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX  TREATMENT  OF  WITHDRAWALS  -  NON-QUALIFIED  CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts".)

QUALIFIED  PLANS

The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts".)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

     A.  H.R.  10  PLANS

     Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable
contributions;   form,   manner  and  timing  of distributions; transferability
of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions,
withdrawals   and surrenders.  (See "Tax Treatment of Withdrawals - Qualified
Contracts".) Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     B.    TAX-SHELTERED  ANNUITIES

    Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations".) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     C.    INDIVIDUAL  RETIREMENT  ANNUITIES

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts".) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     D.    CORPORATE  PENSION  AND  PROFIT-SHARING  PLANS

     Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts".) Purchasers of Contracts for use with Corporate Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX  TREATMENT  OF  WITHDRAWALS  -  QUALIFIED  CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract
Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; and (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks. This exception will no longer apply after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days. The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2; or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required maximum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED  ANNUITIES  -  WITHDRAWAL  LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                             FINANCIAL STATEMENTS

The consolidated financial statements of the Company and the Variable Account have been included in the Statement of Additional Information.

                              LEGAL PROCEEDINGS

There are no material pending legal proceedings to which the Variable Account, the Distributor or the Company is a party.


         TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                         PAGE

Company                                                                      3
Experts                                                                      3
Legal  Opinions                                                              3
Distributor                                                                  3
Yield  Calculation  For Money Market Sub-Account                             3
Performance  Information                                                     4
Annuity  Provisions                                                          5
     Variable  Annuity                                                       5
     Fixed  Annuity                                                          6
     Annuity  Unit                                                           6
     Net  Investment  Factor                                                 6
     Mortality  and  Expense Guarantee                                       6
Financial  Statements                                                        6

                       STATEMENT OF ADDITIONAL INFORMATION

                 INDIVIDUAL SINGLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACTS

                                    issued by

                        COVA VARIABLE ANNUITY ACCOUNT ONE

                                       AND

                COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 1997, FOR THE INDIVIDUAL SINGLE PURCHASE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, (800) 831-LIFE.

          THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 1997.




                                TABLE OF CONTENTS

                                                                            PAGE

Company................................................................      3

Experts................................................................      3

Legal  Opinion..........................................................     3

Distributor............................................................      3

Yield  Calculation  for  Money Market Sub-Account.........................   3

Performance  Information................................................     4

Annuity  Provisions.....................................................     5
  Variable  Annuity.....................................................     5
  Fixed  Annuity........................................................     6
  Annuity  Unit.........................................................     6
  Net  Investment  Factor................................................    6
  Mortality  and  Expense  Guarantee......................................   6

Financial  Statements...................................................     6


                                     COMPANY

Information regarding Cova Financial Services Life Insurance Company (the "Company") and its ownership is contained in the Prospectus. On June 1, 1995, the Company changed its name from Xerox Financial Services Life Insurance Company to its present name.

On April 1, 1996, the Company contributed initial capital to the Large Cap Stock and Quality Bond Sub-Accounts of the Separate Account. As of December 31, 1996, the capital contributed to the Quality Bond Sub-Account by the Company represented approximately 36% of the total assets of such Sub-Account and the capital contributed to the Large Cap Stock Sub-Account by the Company represented approximately 75% of the total assets of such Sub-Account. The
Company currently intends to remove these assets from the Sub-Accounts on a prorata basis in proportion to money invested in the Sub-Accounts by Contract Owners.

                                     EXPERTS
The consolidated balance sheets of the Company as of December 31, 1996 and 1995 and the related consolidated statements of income, shareholder's equity and cash flows for the year ended December 31, 1996 and the periods from June 1, 1995 through December 31, 1995 and January 1, 1995 through May 31, 1995 and for the year ended December 31, 1994 and the combined statement of assets and liabilities and contract owners' equity of the Separate Account as of December 31, 1996 and the related combined statement of operations for the year then ended and the statement of change in contract owners' equity for the years ended December 31, 1996 and 1995, included herein, have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


                                 LEGAL OPINIONS

Legal matters in connection with the Contracts described herein are being passed
upon  by  the  law  firm  of  Blazzard,  Grodd  &  Hasenauer,   P.C.,  Westport,
Connecticut.

                                   DISTRIBUTOR

Cova Life Sales Company ("Life Sales") acts as the distributor. Prior to June 1, 1995, Cova Life Sales Company was known as Xerox Life Sales Company. Life Sales is an affiliate of the Company. The offering is on a continuous basis.

                YIELD CALCULATION FOR MONEY MARKET SUB-ACCOUNT

The Money Market Sub-Account of the Variable Account will calculate its current yield based upon the seven days ended on the date of calculation. The current yield of the Money Market Sub-Account is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing
Contract Owner account having a balance of one Accumulation Unit of the Sub-Account at the beginning of the period, subtracting the Mortality and Expense Risk Premium, the Administrative Expense Charge and the Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

The Money Market Sub-Account computes its effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Money Market Sub-Account assets.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The Company does not currently advertise yield information for the Money Market Sub-Account.

The yields quoted should not be considered a representation of the yield of the Money Market Sub-Account in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Sub-Account and changes in the interest rates on such investments, but also on changes in the Money Market Sub-Account's expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Sub-Account and for providing a basis for comparison with other investment alternatives. However, the Money Market Sub-Account's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable Withdrawal Charge at the time of the surrender. (See "Charges and Deductions - Deduction for Withdrawal Charge (Sales Load)" in the Prospectus.)

                             PERFORMANCE INFORMATION

From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the investment advisory fee and expenses for the underlying Portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charge and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                        n
                                 P(1 + T) = ERV

     P = a  hypothetical  initial  payment  of $1,000
     T = average  annual  total return
     n = number of years
   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

In addition to total return data, the Company may include yield information in its advertisements. For each Sub-Account (other than the Money Market Sub-Account) for which the Company will advertise yield, it will show a yield quotation based on a 30 day (or one month) period ended on the date of the most recent balance sheet of the Separate Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                                                  6
                                         (a  -  b)
                             Yield  =  2[(_______ + 1) - 1]
                                           (cd)
     Where:

          a = Net investment income earned during the period by the Trust or Fund attributable to shares owned by the Sub-Account.

          b    =   Expenses  accrued  for the period (net of reimbursements).

          c = The average daily number of Accumulation Units outstanding during the period.

          d    =   The maximum offering price per Accumulation Unit on the last day  of  the  period.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge.

Contract Owners should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of the Sub-Account's total return or yield for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return or yield may be in any future period.

                               ANNUITY PROVISIONS

VARIABLE  ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Sub-Account(s) of the Variable Account. At the Annuity Date, the Contract Value in each Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

     (1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

     (2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all Sub-Account Variable Annuity Payments reduced by the Contract Maintenance Charge.

FIXED  ANNUITY

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

ANNUITY  UNIT

The value of an Annuity Unit for each Sub-Account was arbitrarily set initially at $10. This was done when the first Eligible Investment shares were purchased. The Sub-Account Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the Sub-Account Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit Value is being calculated, and (b) 0.999919.

NET  INVESTMENT  FACTOR

The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing:

     (a) the Accumulation Unit value as of the close of the current Valuation Period, by

     (b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

MORTALITY  AND  EXPENSE  GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

                              FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.







COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Statements

December 31, 1996

(With Independent Auditors' Report Thereon)

COVA VARIABLE ANNUITY ACCOUNT ONE
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
(In thousands of dollars)

ASSETS
INVESTMENTS:


COVA SERIES TRUST:
  Quality Income Portfolio - 4,773,562 shares at a net asset value of $10.69 per share (cost $50,095)        $ 51,030
  High Yield Portfolio - 3,864,501 shares at a net asset value of $10.63 per share (cost $40,574)              41,065
  Growth and Income Portfolio - 2,212,069 shares at a net asset value of $13.99 per share (cost $26,737)       30,939
  Money Market Portfolio - 30,708,197 shares at a net asset value of $1.00 per share (cost $30,708)            30,708
  Stock Index Portfolio - 5,310,381 shares at a net asset value of $16.13 per share (cost $65,367)             85,638
  Bond Debenture Portfolio - 659,052 shares at a net asset value of $10.97 per share (cost $6,959)              7,230
  Quality Bond Portfolio - 510,720  shares at a net asset value of $10.08 per share (cost $5,119)               5,149
  Small Cap Stock Portfolio - 1,229,042 shares at a net asset value of $10.92 per share (cost 12,890)          13,424
  Large Cap Stock Portfolio - 1,383,680 shares at a net asset value of $11.11 per share (cost $13,844)         15,375
  Select Equity Portfolio - 2,034,176  shares at a net asset value of $10.74 per share (cost $20,641)          21,851
  International Equity Portfolio - 1,301,665 shares at a net asset value of $10.96 per share (cost $13,470)    14,265

LORD ABBETT SERIES FUND, INC:
  Growth and Income Portfolio - 17,288,936 shares at a net asset value of $17.03 per share (cost $247,869)    294,358
  Global Equity Portfolio - 220,660 shares at a net asset value of $10.80 per share (cost $2,382)               2,383

GENERAL AMERICAN CAPITAL COMPANY:
   Money Market Portfolio - 20,751 shares at a net asset value of $17.24 per share (cost $352)                    358

DIVIDENDS RECEIVABLE:

COVA SERIES TRUST
   Quality Income Portfolio                                                                                       796
   High Yield Portfolio                                                                                         1,806
   Growth and Income Portfolio                                                                                  1,477
   Stock Index Portfolio                                                                                        3,471
   Bond Debenture Portfolio                                                                                       221
   Quality Bond Portfolio                                                                                         127
   Small Cap Portfolio                                                                                            569
   Large Cap Portfolio                                                                                            376
   Select Equity Portfolio                                                                                        308
   International Equity Portfolio                                                                                  68
                                                                                                             --------
   TOTAL DIVIDENDS RECEIVABLE                                                                                   9,219

   TOTAL ASSETS                                                                                              $622,992
                                                                                                             ========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
(In thousands of dollars)



LIABILITIES AND CONTRACT OWNERS' EQUITY

CONTRACT OWNERS' EQUITY:
  Trust Quality Income - 3,334,960 accumulation units at $15.540273 per unit                  $ 51,826
  Trust High Yield - 2,001,184 accumulation units at $21.422784 per unit                        42,871
  Trust Growth and Income - 1,905,896 accumulation units at $17.008151 per unit                 32,416
  Trust Money Market - 2,584,926 accumulation units at $11.879722 per unit                      30,708
  Trust Stock Index - 4,680,855 accumulation units at $19.036956 per unit                       89,109
  Trust Bond Debenture Portfolio - 659,663 accumulation units at $11.294930 per unit             7,451
  Trust Quality Bond Portfolio - 508,830 accumulation units at $10.368764 per unit               5,276
  Trust Small Cap Stock Portfolio - 1,237,405 accumulation units at $11.308419 per unit         13,993
  Trust Large Cap Stock Portfolio - 1,389,606 accumulation units at $11.334979 per unit         15,751
  Trust Select Equity Portfolio - 2,044,523 accumulation units at $10.838053 per unit           22,159
  Trust International Equity Portfolio - 1,306,892 accumulation units at $10.967004 per unit    14,333
  Fund Growth and Income - 11,732,301 accumulation units at $25.089525 per unit                294,358
  Fund Global Equity - 154,609 accumulation units at $15.414356 per unit                         2,383
  GACC Money Market Portfolio - 34,964 accumulation units at $10.233546 per unit                   358

   TOTAL CONTRACT OWNERS' EQUITY                                                              $622,992
                                                                                              --------

   TOTAL LIABILITIES AND CONTRACT OWNERS' EQUITY                                              $622,992

See accompanying notes to financial statements.
COVA VARIABLE ANNUITY ACCOUNT ONE
STATEMENT OF OPERATIONS
For the Year Ended December 31, 1996
(In thousands of dollars)



              COVA
                                              LORD ABBETT


        SERIES TRUST
                                        SERIES FUND, INC.            GACC



                                   QUALITY    HIGH    GROWTH &    MONEY    STOCK      BOND     QUALITY        SMALL
                                   INCOME     YIELD    INCOME    MARKET    INDEX   DEBENTURE     BOND    CAP STOCK STOCK
                                  ---------  -------  ---------  -------  -------  ----------  --------  ----------------

INVESTMENT INCOME:
 INCOME:
    Dividends and Capital Gains
       Distributions              $  2,167   $3,473   $   1,684  $ 1,749  $ 4,267  $      236  $    195  $            583
      Total Income                   2,167    3,473       1,684    1,749    4,267         236       195               583

 EXPENSES:
    Mortality and Expense
       Risk Fee                        627      490         323      415    1,088          32        46                66
    Administrative Fee                  75       59          39       50      131           4         6                 8
      Total Expenses                   702      549         362      465    1,219          36        52                74

Net Investment Income                1,465    2,924       1,322    1,284    3,048         200       143               509

NET REALIZED GAIN/(LOSS)
  ON INVESTMENTS                        44     (169)        164       --    3,892          13        44                47

NET CHANGE IN UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS          (534)     952       2,566       --    9,295         271        30               533

NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS          (490)     783       2,730       --   13,187         284        74               580

NET INCREASE IN CONTRACT
  OWNERS' EQUITY RESULTING
  FROM OPERATIONS                 $    975   $3,707   $   4,052  $ 1,284  $16,235  $      484  $    217  $          1,089

                                       LARGE         SELECT    INTL    GROWTH &    GLOBAL    Money
                                  CAP STOCK STOCK    EQUITY   EQUITY    INCOME     EQUITY    Market    Total
                                  ----------------  --------  -------  ---------  --------

INVESTMENT INCOME:
 INCOME:
    Dividends and Capital Gains
       Distributions              $            445  $   330   $   103  $  19,230  $   298        --   $34,760
      Total Income                             445      330       103     19,230      298        --    34,760

 EXPENSES:
    Mortality and Expense
       Risk Fee                                120       91        69      3,028       32         1     6,428
    Administrative Fee                          15       11         9        363        4        --       774
      Total Expenses                           135      102        78      3,391       36         1     7,202

Net Investment Income                          310      228        25     15,839      262        (1)   27,558

NET REALIZED GAIN/(LOSS)
  ON INVESTMENTS                                85      (17)       72        532       43        --     4,750

NET CHANGE IN UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS                 1,531    1,210       796     24,020     (151)        6    40,525

NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS                 1,616    1,193       868     24,552     (108)        6    45,275

NET INCREASE IN CONTRACT
  OWNERS' EQUITY RESULTING
  FROM OPERATIONS                 $          1,926  $ 1,421   $   893  $  40,391  $   154   $     5   $72,833

See accompanying notes to financial statements.
COVA VARIABLE ANNUITY ACCOUNT ONE
STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
For the Year Ended December 31, 1996
(In thousands of dollars)



                            COVA

  LORD ABBETT


                     SERIES TRUST

SERIES FUND, INC.             GACC

                        _________


                               QUALITY     HIGH     GROWTH &     MONEY      STOCK       BOND       QUALITY    SMALL       LARGE
                               INCOME     YIELD      INCOME     MARKET      INDEX     DEBENTURE     BOND                CAP STOCK
                              ---------  --------  ----------  ---------  ---------  -----------  ---------            -----------
FROM OPERATIONS:
  Net Investment Income       $  1,465   $ 2,924   $   1,322   $  1,284   $  3,048   $      200   $    143   $   509   $      310
  Net Realized Gain/(Loss)
    on Investments                  44      (169)        164         --      3,892           13         44        47           85
  Net Unrealized Gain/(Loss)
    on Investments                (534)      952       2,566         --      9,295          271         30       533        1,531

Net Increase in Contract
  Owners' Equity Resulting
     from Operations               975     3,707       4,052      1,284     16,235          484        217     1,089        1,926

From Account Unit
  Transactions:
 Contributions by Cova              --        --          --         --         --          500      5,000     5,000       15,000

 Redemptions by Cova                --        --          --         --         --         (508)    (3,000)   (5,135)      (3,846)

 Proceeds from Units of
  the Account Sold               1,603     1,989       2,777     43,943      3,731        3,795        995     6,112          800
 Payments for Units of the
  Account Redeemed              (4,251)   (2,299)       (866)    (3,044)    (4,891)        (164)       (19)      (71)          --
Account Transfers               12,246     2,962       6,836    (45,603)   (11,728)       3,344      2,083     6,998        1,871

Net Increase/(Decrease) in
  Contract Owners' Equity
    From Account Unit            9,598     2,652       8,747     (4,704)   (12,888)       6,967      5,059    12,904       13,825
      Transactions

Net Increase/(Decrease) in
  Contract Owners' Equity       10,573     6,359      12,799     (3,420)     3,347        7,451      5,276    13,993       15,751

Contract Owners' Equity:
  Beginning of Period           41,253    36,512      19,617     34,128     85,762           --         --        --           --
  End of Period               $ 51,826   $42,871   $  32,416   $ 30,708   $ 89,109   $    7,451   $  5,276   $13,993   $   15,751

                                SELECT       INTL     GROWTH &    GLOBAL    Money
                               CAP STOCK    EQUITY     EQUITY     INCOME    EQUITY    MARKET    TOTAL
                              -----------  --------  ----------  --------  --------  ---------  -----
FROM OPERATIONS:
  Net Investment Income       $      228   $    25   $  15,839   $   262       ($1)  $ 27,558
  Net Realized Gain/(Loss)
    on Investments                   (17)       72         532        43        --      4,750
  Net Unrealized Gain/(Loss)
    on Investments                 1,210       796      24,020      (151)        6     40,525

Net Increase in Contract
  Owners' Equity Resulting
     from Operations               1,421       893      40,391       154         5     72,833

From Account Unit
  Transactions:
 Contributions by Cova             5,000     5,000          --        --        --     35,500

 Redemptions by Cova              (4,922)   (5,128)         --        --        --    (22,539)

 Proceeds from Units of
  the Account Sold                10,306     5,710      31,434       231        88    113,514
 Payments for Units of the
  Account Redeemed                  (115)      (60)    (13,615)     (328)       --    (29,723)
Account Transfers                 10,469     7,918      45,518      (174)      265     43,005

Net Increase/(Decrease) in
  Contract Owners' Equity
    From Account Unit             20,738    13,440      63,337      (271)      353    139,757
      Transactions

Net Increase/(Decrease) in
  Contract Owners' Equity         22,159    14,333     103,728      (117)      358    212,590

Contract Owners' Equity:
  Beginning of Period                 --        --     190,630     2,500        --    410,402
  End of Period               $   22,159   $14,333   $ 294,358   $ 2,383   $   358   $622,992

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
For the Year Ended December 31, 1995
(In thousands of dollars)

                             VAN KAMPEN MERRITT
                       LORD ABBETT

                                       SERIES TRUST
                              SERIES FUND, INC.



                                   QUALITY     HIGH     GROWTH &     MONEY     STOCK     GROWTH &    GLOBAL
                                   INCOME     YIELD      INCOME     MARKET     INDEX      INCOME     EQUITY     TOTAL
                                  ---------  --------  ----------  ---------  --------  ----------  --------  ---------
From Operations:
  Net Investment Income           $  1,948   $ 2,332   $   1,371   $  2,318   $ 2,875   $  12,502   $   149   $ 23,495
  Net Realized Gain/(Loss)
    on Investments                      16      (117)         46        _ _     2,589         383        63      2,980
  Net Unrealized Gain
    on Investments                   3,600     1,786       2,248        110    11,838      22,184         5     41,771

Net Increase in Contract
  Owners' Equity
    Resulting from
     Operations                      5,564     4,001       3,665      2,428    17,302      35,069       217     68,246

From Account Unit Transactions:

  Redemptions by Cova                  _ _       _ _         _ _        _ _       _ _         _ _      (132)      (132)
 Proceeds from Units of
  the Account Sold                   2,609     3,648       2,179     27,608     2,384      29,458       686     68,572
 Payments for Units of the
  Account Redeemed                  (5,174)   (2,111)       (718)    (4,508)   (4,200)    (18,059)   (1,244)   (36,014)
Account Transfers                    4,321    11,321       3,550    (67,278)   33,469      29,746      (135)    14,994

Net Increase/(Decrease) in
  Contract Owners' Equity
    From Account Unit
      Transactions                   1,756    12,858       5,011    (44,178)   31,653      41,145      (825)    47,420

Net Increase/(Decrease) in
  Contract Owners' Equity            7,320    16,859       8,676    (41,750)   48,955      76,214      (608)   115,666

Contract Owners' Equity:
  Beginning of Period               33,933    19,653      10,941     75,878    36,807     114,416     3,108    294,736
  End of Period                   $ 41,253   $36,512   $  19,617   $ 34,128   $85,762   $ 190,630   $ 2,500   $410,402
                                  =========  ========  ==========  =========  ========  ==========  ========  =========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
FINANCIAL HIGHLIGHTS
Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:

COVA SERIES TRUST - QUALITY INCOME PORTFOLIO
(MANAGED BY VAN KAMPEN AMERICAN CAPITAL INVESTMENT ADVISORY CORP.)

                                                                      FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                                                         ENDED           ENDED           ENDED
                                                                        12/31/96        12/31/95        12/31/94
                                                                     --------------  --------------  --------------
ACCUMULATION UNIT VALUE,
  BEGINNING OF PERIOD                                                $       15.33   $       13.17   $       13.97

  NET INVESTMENT INCOME                                                        .45             .72             .60

  NET REALIZED AND UNREALIZED
    GAIN/(LOSS) FROM SECURITY
      TRANSACTIONS                                                            (.24)           1.44           (1.40)


 TOTAL FROM INVESTMENT OPERATIONS OPERATIONS1.38(.80)1.22.73.140 O             .21            2.16            (.80)
-------------------------------------------------------------------

 ACCUMULATION UNIT VALUE,
  END OF PERIOD                                                      $       15.54   $       15.33   $       13.17
                                                                     ==============  ==============  ==============


TOTAL RETURN*                                                                 1.36%          16.41%         (5.70)%


CONTRACT OWNERS EQUITY,
  END OF  PERIOD (IN THOUSANDS)                                      $      51,826   $      41,253   $      33,933

RATIO OF EXPENSES TO AVERAGE
  CONTRACT OWNERS' EQUITY                                                     1.40%           1.40%           1.40%


RATIO OF NET INVESTMENT INCOME
  TO AVERAGE CONTRACT
    OWNERS' EQUITY                                                            2.94%           4.99%           4.48%


NUMBER OF UNITS OUTSTANDING
  AT END OF PERIOD                                                       3,334,960       2,690,633       2,576,412


                                                                      FOR THE YEAR    FOR THE YEAR
                                                                         ENDED           ENDED
                                                                        12/31/93        12/31/92
                                                                     --------------  --------------
ACCUMULATION UNIT VALUE,
  BEGINNING OF PERIOD                                                $       12.75   $       12.02

  NET INVESTMENT INCOME                                                       1.00             .64

  NET REALIZED AND UNREALIZED
    GAIN/(LOSS) FROM SECURITY
      TRANSACTIONS                                                             .22             .09


 TOTAL FROM INVESTMENT OPERATIONS OPERATIONS1.38(.80)1.22.73.140 O            1.22             .73
-------------------------------------------------------------------

 ACCUMULATION UNIT VALUE,
  END OF PERIOD                                                      $       13.97   $       12.75
                                                                     ==============  ==============


TOTAL RETURN*                                                                 9.50%           6.10%


CONTRACT OWNERS EQUITY,
  END OF  PERIOD (IN THOUSANDS)                                      $      51,111   $      24,124

RATIO OF EXPENSES TO AVERAGE
  CONTRACT OWNERS' EQUITY                                                     1.40%           1.40%


RATIO OF NET INVESTMENT INCOME
  TO AVERAGE CONTRACT
    OWNERS' EQUITY                                                            8.30%           5.45%


NUMBER OF UNITS OUTSTANDING
  AT END OF PERIOD                                                       3,659,656       1,891,499

* INVESTMENT RETURNS DO NOT REFLECT ANY CONTRACT BASED CHARGES (WITHDRAWAL CHARGES, CONTRACT MAINTENANCE FEES OR
ACCOUNT TRANSFER CHARGES),
   BUT DO REFLECT MORTALITY AND EXPENSE CHARGES, ADMINISTRATION EXPENSE CHARGES AS WELL AS ALL EXPENSES OF THE
UNDERLYING PORTFOLIOS
   (INVESTMENT ADVISORY FEES AND PORTFOLIO OPERATING EXPENSES).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

COVA VARIABLE ANNUITY ACCOUNT ONE
FINANCIAL HIGHLIGHTS
Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:

COVA SERIES TRUST - HIGH YIELD PORTFOLIO
(MANAGED BY VAN KAMPEN AMERICAN CAPITAL INVESTMENT ADVISORY CORP.)

                                    For the Year    For the Year    For the Year    For the Year    For the Year
                                       Ended           Ended           Ended           Ended           Ended
                                      12/31/96        12/31/95        12/31/94        12/31/93        12/31/92

Accumulation Unit Value,
  Beginning of Period              $       19.52   $       16.98   $       18.02   $       14.99   $       12.75
                                   --------------  --------------  --------------  --------------  --------------

  Net Investment Income                     1.55            1.44            1.38            1.80            2.26

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                           .35            1.10           (2.42)           1.23            (.02)


Total from Investment Operations            1.90            2.54           (1.04)           3.03            2.24

Accumulation Unit Value,
  End of Period                    $       21.42   $       19.52   $       16.98   $       18.02   $       14.99
                                   ==============  ==============  ==============  ==============  ==============


Total Return*                               9.73%          14.99%         (5.79)%          20.21%          17.53%


Contract Owners Equity,
  End of  Period (in thousands)    $      42,871   $      36,512   $      19,653   $      18,846   $       5,416


Ratio of Expenses to Average
  Contract Owners' Equity                   1.40%           1.40%           1.40%           1.40%           1.40%


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                          7.52%           7.98%           7.92%          13.05%          16.04%


Number of Units Outstanding
  at End of Period                     2,001,184       1,870,232       1,157,642       1,045,815         361,296

* Investment returns do not reflect any contract based charges (withdrawal charges, contract maintenance fees or account transfer charges),
   but do reflect mortality and expense charges, administration expense charges as well as all expenses of the underlying portfolios
   (investment advisory fees and portfolio operating expenses).

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
FINANCIAL HIGHLIGHTS
Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:

COVA SERIES TRUST - GROWTH & INCOME PORTFOLIO
(MANAGED BY VAN KAMPEN AMERICAN CAPITAL INVESTMENT ADVISORY CORP.)

                                                                                                    FOR THE PERIOD FROM
                                    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    5/1/92 (COMMENCEMENT
                                       ENDED           ENDED           ENDED           ENDED           OF OPERATIONS)
                                      12/31/96        12/31/95        12/31/94        12/31/93        THROUGH 12/31/92
                                   --------------
ACCUMULATION UNIT VALUE,
  BEGINNING OF PERIOD              $       14.61   $       11.20   $       11.92   $       10.47   $                10.00
                                   --------------  --------------  --------------  --------------  ----------------------

  NET INVESTMENT INCOME                      .68            1.02             .19             .54                      .19

  NET REALIZED AND UNREALIZED
    GAIN/(LOSS) FROM SECURITY
      TRANSACTIONS                          1.72            2.39            (.91)            .91                      .28


TOTAL FROM INVESTMENT OPERATIONS            2.40            3.41            (.72)           1.45                      .47

ACCUMULATION UNIT VALUE,
  END OF PERIOD                    $       17.01   $       14.61   $       11.20   $       11.92   $                10.47
                                   ==============  ==============  ==============  ==============  ======================


TOTAL RETURN**                             16.42%          30.49%         (6.07)%          13.84%                  7.09%*


CONTRACT OWNERS EQUITY,
  END OF  PERIOD (IN THOUSANDS)    $      32,416   $      19,617   $      10,941   $       6,528   $                2,627


RATIO OF EXPENSES TO AVERAGE
  CONTRACT OWNERS' EQUITY                   1.40%           1.40%           1.40%           1.40%                  1.40%*


RATIO OF NET INVESTMENT INCOME
  TO AVERAGE CONTRACT
    OWNERS' EQUITY                          5.16%           9.92%           2.05%           7.54%                  3.82%*

NUMBER OF UNITS OUTSTANDING
  AT END OF PERIOD                     1,905,896       1,342,833         977,209         574,643                  250,919

*    ANNUALIZED
**  INVESTMENT RETURNS DO NOT REFLECT ANY CONTRACT BASED CHARGES (WITHDRAWAL CHARGES, CONTRACT MAINTENANCE FEES OR
ACCOUNT TRANSFER CHARGES),
      BUT DO REFLECT MORTALITY AND EXPENSE CHARGES, ADMINISTRATION EXPENSE CHARGES AS WELL AS ALL EXPENSES OF THE
UNDERLYING PORTFOLIOS
      (INVESTMENT ADVISORY FEES AND PORTFOLIO OPERATING EXPENSES).

                               SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                             COVA VARIABLE ANNUITY ACCOUNT ONE
                                                          FINANCIAL HIGHLIGHTS
    Financial Highlights for each accumulation unit outstanding throughout the period
                                          per sub-account are presented below:


COVA SERIES TRUST - MONEY MARKET PORTFOLIO
(MANAGED BY VAN KAMPEN AMERICAN CAPITAL INVESTMENT ADVISORY CORP.)

                                    For the Year    For the Year    For the Year    For the Year    For the Year
                                       Ended           Ended           Ended           Ended           Ended
                                      12/31/96        12/31/95        12/31/94        12/31/93        12/31/92

Accumulation Unit Value,
  Beginning of Period              $       11.43   $       10.90   $       10.61   $       10.46   $       10.21
                                   --------------  --------------  --------------  --------------  --------------

  Net Investment Income                      .45             .50             .30             .19             .25

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                            --             .03            (.01)           (.04)             --


Total from Investment Operations             .45             .53             .29             .15             .25

Accumulation Unit Value,
  End of Period                    $       11.88   $       11.43   $       10.90   $       10.61   $       10.46
                                   ==============  ==============  ==============  ==============  ==============


Total Return*                               3.98%           4.85%           2.70%           1.45%           2.44%


Contract Owners Equity,
  End of  Period (in thousands)    $      30,708   $      34,128   $      75,878   $       6,552   $       4,031


Ratio of Expenses to Average
  Contract Owners' Equity                   1.40%           1.40%           1.40%           1.40%           1.40%


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                          3.90%           4.48%           2.90%           1.78%           2.46%


Number of Units Outstanding
  at End of Period                     2,584,926       2,987,132       6,963,421         617,575         385,448

* Investment returns do not reflect any contract based charges (withdrawal charges, contract maintenance fees or account transfer charges),
   but do reflect mortality and expense charges, administration expense charges as well as all expenses of the underlying portfolios
   (investment advisory fees and portfolio operating expenses).

                               See accompanying notes to financial statements.

                                             COVA VARIABLE ANNUITY ACCOUNT ONE
                                                          FINANCIAL HIGHLIGHTS
    Financial Highlights for each accumulation unit outstanding throughout the period
                                          per sub-account are presented below:


COVA SERIES TRUST - STOCK INDEX PORTFOLIO
(MANAGED BY VAN KAMPEN AMERICAN CAPITAL INVESTMENT ADVISORY CORP.)

                                    For the Year    For the Year    For the Year    For the Year    For the Year
                                       Ended           Ended           Ended           Ended           Ended
                                      12/31/96        12/31/95        12/31/94        12/31/93        12/31/92

Accumulation Unit Value,
  Beginning of Period              $       15.77   $       11.68   $       11.87   $       11.05   $       10.55
                                   --------------  --------------  --------------  --------------  --------------

  Net Investment Income                      .67             .51             .37             .22             .52

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                          2.60            3.58            (.56)            .60            (.02)


Total from Investment Operations            3.27            4.09            (.19)            .82             .50

Accumulation Unit Value,
  End of Period                    $       19.04   $       15.77   $       11.68   $       11.87   $       11.05
                                   ==============  ==============  ==============  ==============  ==============


Total Return*                              20.69%          35.06%         (1.58)%           7.35%           4.75%


Contract Owners Equity,
  End of Period (in thousands)     $      89,109   $      85,762   $      36,807   $      91,269   $      34,979


Ratio of Expenses to Average
  Contract Owners' Equity                   1.40%           1.40%           1.40%           1.40%           1.40%


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                          3.53%           4.85%           2.10%           2.99%          10.02%


Number of Units Outstanding
  at End of Period                     4,680,855       5,436,980       3,151,443       7,691,151       3,164,251

* Investment returns do not reflect any contract based charges (withdrawal charges, contract maintenance fees or account transfer charges),
   but do reflect mortality and expense charges, administration expense charges as well as all expenses of the underlying portfolios
   (investment advisory fees and portfolio operating expenses).

                               See accompanying notes to financial statements.

                                             COVA VARIABLE ANNUITY ACCOUNT ONE
                                                          FINANCIAL HIGHLIGHTS
    Financial Highlights for each accumulation unit outstanding throughout the period
                                          per sub-account are presented below:


COVA SERIES TRUST - BOND DEBENTURE PORTFOLIO (MANAGED BY LORD, ABBETT & CO.)

                                   For the Period From 5/01/96
                                         Through 12/31/96

Accumulation Unit Value,
  Beginning of Period              $                      10.10
                                   ----------------------------

  Net Investment Income                                     .32

  Net Realized and Unrealized
    Gain from Security
      Transactions                                          .87


Total from Investment Operations                           1.19

Accumulation Unit Value,
  End of Period                    $                      11.29
                                   ============================


Total Return**                                          18.17%*


Contract Owners Equity,
  End of Period (in thousands)     $                      7,451


Ratio of Expenses to Average
  Contract Owners' Equity                                1.40%*


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                                       7.76%*


Number of Units Outstanding
  at End of Period                                      659,663

*   Annualized
** Investment returns do not reflect any contract based charges (withdrawal charges, contract maintenance fees or account transfer charges), but do reflect mortality and expense charges, administration expense charges as well as all expenses of the underlying portfolios
     (investment advisory fees and portfolio operating expenses).

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
FINANCIAL HIGHLIGHTS
Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:


COVA SERIES TRUST - QUALITY BOND PORTFOLIO (MANAGED BY J.P. MORGAN INVESTMENT
MANAGEMENT, INC.)

                                   For the Period From 5/01/96
                                         Through 12/31/96

Accumulation Unit Value,
  Beginning of Period              $                       9.90
                                   ----------------------------

  Net Investment Income                                     .28

  Net Realized and Unrealized
    Gain from Security
      Transactions                                          .19


Total from Investment Operations                            .47

Accumulation Unit Value,
  End of Period                    $                      10.37
                                   ============================


Total Return**                                           7.18%*


Contract Owners Equity,
  End of Period (in thousands)     $                      5,276


Ratio of Expenses to Average
  Contract Owners' Equity                                1.40%*


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                                       3.75%*


Number of Units Outstanding
  at End of Period                                      508,830

*    Annualized
** Investment returns do not reflect any contract based charges (withdrawal charges, contract maintenance fees or account transfer charges), but do reflect mortality and expense charges, administration expense charges as well as all expenses of the underlying portfolios
      (investment advisory fees and portfolio operating expenses).

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
FINANCIAL HIGHLIGHTS
Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:


COVA SERIES TRUST - SMALL CAP STOCK PORTFOLIO (MANAGED BY J.P. MORGAN
INVESTMENT MANAGEMENT, INC.)

                                   For the Period From 5/01/96
                                         Through 12/31/96

Accumulation Unit Value,
  Beginning of Period              $                      10.51
                                   ----------------------------

  Net Investment Income                                     .39

  Net Realized and Unrealized
    Gain from Security
      Transactions                                          .41


Total from Investment Operations                            .80

Accumulation Unit Value,
  End of Period                    $                      11.31
                                   ============================


Total Return**                                          11.49%*


Contract Owners Equity,
  End of Period (in thousands)     $                     13,993


Ratio of Expenses to Average
  Contract Owners' Equity                                1.40%*


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                                       9.65%*


Number of Units Outstanding
  at End of Period                                    1,237,405

*    Annualized
** Investment returns do not reflect any contract based charges (withdrawal charges, contract maintenance fees or account transfer charges), but do reflect mortality and expense charges, administration expense charges as well as all expenses of the underlying portfolios
      (investment advisory fees and portfolio operating expenses)..

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
FINANCIAL HIGHLIGHTS
Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:


COVA SERIES TRUST - LARGE CAP STOCK PORFOLIO (MANAGED BY J.P. MORGAN
INVESTMENT MANAGEMENT, INC.)

                                   For the Period From 5/01/96
                                         Through 12/31/96

Accumulation Unit Value,
  Beginning of Period              $                      10.00
                                   ----------------------------

  Net Investment Income                                     .22

  Net Realized and Unrealized
    Gain from Security
      Transactions                                         1.11


Total from Investment Operations                           1.33

Accumulation Unit Value,
  End of Period                    $                      11.33
                                   ============================


Total Return**                                          20.47%*


Contract Owners Equity,
  End of Period (in thousands)     $                     15,751


Ratio of Expenses to Average
  Contract Owners' Equity                                1.40%*


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                                       3.02%*


Number of Units Outstanding
  at End of Period                                    1,389,606

*    Annualized
** Investment returns do not reflect any contract based charges (withdrawal charges, contract maintenance fees or account transfer charges), but do reflect mortality and expense charges, administration expense charges as well as all expenses of the underlying portfolios
      (investment advisory fees and portfolio operating expenses).

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
FINANCIAL HIGHLIGHTS
Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:


COVA SERIES TRUST - SELECT EQUITY PORTFOLIO (MANAGED BY J.P. MORGAN INVESTMENT
MANAGEMENT, INC.)

                                   FOR THE PERIOD FROM 5/01/96
                                         THROUGH 12/31/96

Accumulation Unit Value,
  Beginning of Period              $                      10.08
                                   ----------------------------

  Net Investment Income                                     .10

  Net Realized and Unrealized
    Gain from Security
      Transactions                                          .66


Total from Investment Operations                            .76

Accumulation Unit Value,
  End of Period                    $                      10.84


Total Return**                                          11.34%*


Contract Owners Equity,
  End of Period (in thousands)     $                     22,159


Ratio of Expenses to Average
  Contract Owners' Equity                                1.40%*


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                                       3.12%*


Number of Units Outstanding
  at End of Period                                    2,044,523

*   Annualized
** Investment returns do not reflect any contract based charges (withdrawal charges, contract maintenance fees or account transfer charges), but do reflect mortality and expense charges, administration expense charges as well as all expenses of the underlying portfolios
     (investment advisory fees and portfolio operating expenses).

                               See accompanying notes to financial statements.

                                             COVA VARIABLE ANNUITY ACCOUNT ONE
                                                          FINANCIAL HIGHLIGHTS
    Financial Highlights for each accumulation unit outstanding throughout the period
                                          per sub-account are presented below:


COVA SERIES TRUST - INTERNATIONAL EQUITY PORTFOLIO (MANAGED BY J.P. MORGAN
INVESTMENT MANAGEMENT, INC.)

                                   For the Period From 5/01/96
                                         Through 12/31/96

Accumulation Unit Value,
  Beginning of Period              $                      10.21
                                   ----------------------------

  Net Investment Income                                     .02

  Net Realized and Unrealized
    Gain from Security
      Transactions                                          .74


Total from Investment Operations                            .76

Accumulation Unit Value,
  End of Period                    $                      10.97
                                   ============================


Total Return**                                          11.16%*


Contract Owners Equity,
  End of Period (in thousands)     $                     14,333


Ratio of Expenses to Average
  Contract Owners' Equity                                1.40%*


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                                       0.46%*


Number of Units Outstanding
  at End of Period                                    1,306,892

*    Annualized
** Investment returns do not reflect any contract based charges (withdrawal charges, contract maintenance fees or account transfer charges), but do reflect mortality and expense charges, administration expense charges as well as all expenses of the underlying portfolios
      (investment advisory fees and portfolio operating expenses).

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
FINANCIAL HIGHLIGHTS
Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:


LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO

                                   For the Year    For theYear    For the Year    For the Year    For the Year
                                   Ended           Ended          Ended           Ended           Ended
                                        12/31/96       12/31/95        12/31/94        12/31/93        12/31/92

Accumulation Unit Value,
  Beginning of Period              $       21.31   $      16.64   $       16.42   $       14.50   $       12.73
                                   --------------  -------------  --------------  --------------  --------------

  Net Investment Income                     1.32           1.37             .76             .88            1.06

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                          2.46           3.30            (.54)           1.04             .71


Total from Investment Operations            3.78           4.67             .22            1.92            1.77
                                   --------------  -------------  --------------  --------------  --------------

Accumulation Unit Value,
---------------------------------
  End of Period                    $       25.09   $      21.31   $       16.64   $       16.42   $       14.50
---------------------------------  ==============  =============  ==============  ==============  ==============


Total Return*                              17.76%         28.03%           1.32%          13.24%          13.98%
---------------------------------  --------------  -------------  --------------  --------------  --------------


Contract Owners Equity,
---------------------------------
  End of  Period (in thousands)    $     294,358   $    190,630   $     114,416   $      82,033   $      37,146
---------------------------------  --------------  -------------  --------------  --------------  --------------


Ratio of Expenses to Average
---------------------------------
  Contract Owners' Equity                   1.40%          1.40%           1.40%           1.40%           1.40%
---------------------------------  --------------  -------------  --------------  --------------  --------------


Ratio of Net Investment Income
---------------------------------
  to Average Contract
---------------------------------
    Owners' Equity                          6.59%          8.57%           5.40%           8.12%          10.59%
---------------------------------  --------------  -------------  --------------  --------------  --------------


Number of Units Outstanding
---------------------------------
  at End of Period                    11,732,301      8,947,108       6,875,139       4,994,582       2,560,999
---------------------------------  --------------  -------------  --------------  --------------  --------------

* Investment returns do not reflect any contract based charges (withdrawal charges, contract maintenance fees or account transfer charges), but do reflect mortality and expense charges, administration expense charges as well as all expenses of the underlying portfolio  (investment advisory fees and portfolio operating expenses)

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
FINANCIAL HIGHLIGHTS
Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:


LORD ABBETT SERIES FUND, INC. - GLOBAL EQUITY PORTFOLIO

                                    For the Year    For the Year    For the Year    For the Year    For the Year
                                   --------------  --------------  --------------  --------------  --------------
                                       Ended           Ended           Ended           Ended           Ended
                                   --------------  --------------  --------------  --------------  --------------
                                      12/31/96        12/31/95        12/31/94        12/31/93        12/31/92
                                   --------------  --------------  --------------  --------------  --------------


Accumulation Unit Value,
---------------------------------
  Beginning of Period              $       14.52   $       13.33   $       13.29   $       10.64   $       10.97
---------------------------------  --------------  --------------  --------------  --------------  --------------

  Net Investment Income                     1.70             .91            1.45             .24             .18

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                          (.81)            .28           (1.41)           2.41            (.51)

Total from Investment Operations             .89            1.19             .04            2.65            (.33)
                                   --------------  --------------  --------------  --------------  --------------

Accumulation Unit Value,
---------------------------------
  End of Period                    $       15.41   $       14.52   $       13.33   $       13.29   $       10.64
---------------------------------  ==============  ==============  ==============  ==============  ==============

Total Return*                               6.18%           8.91%            .27%          24.91%         (2.98)%
---------------------------------  --------------  --------------  --------------  --------------  --------------


Contract Owners Equity,
---------------------------------
  End of  Period (in thousands)    $       2,383   $       2,500   $       3,108   $       3,635   $       3,249
---------------------------------  --------------  --------------  --------------  --------------  --------------


Ratio of Expenses to Average
---------------------------------
  Contract Owners' Equity                   1.40%           1.40%           1.40%           1.40%           1.40%
---------------------------------  --------------  --------------  --------------  --------------  --------------


Ratio of Net Investment Income
---------------------------------
  to Average Contract
---------------------------------
    Owners' Equity                         10.33%           5.36%           9.78%           1.88%           1.38%
---------------------------------  --------------  --------------  --------------  --------------  --------------


Number of Units Outstanding
---------------------------------
  at End of Period                       154,609         172,206         233,186         273,399         305,314
---------------------------------  --------------  --------------  --------------  --------------  --------------

* Investment returns do not reflect any contract based charges (withdrawal charges, contract maintenance fees or account transfer charges), but do reflect mortality and expense charges, administration expense charges as well as all expenses of the underlying portfolios (investment advisory fees and portfolio operating expenses).


See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT ONE
FINANCIAL HIGHLIGHTS
Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:


GENERAL AMERICAN CAPITAL COMPANY - MONEY MARKET PORTFOLIO

                                    For the Period From 6/03/96
                                   -----------------------------
                                         Through 12/31/96
                                   -----------------------------


Accumulation Unit Value,
---------------------------------
  Beginning of Period              $                      10.00
---------------------------------  -----------------------------

  Net Investment Income                                    (.08)

  Net Realized and Unrealized
    Gain from Security
      Transactions                                          .31


Total from Investment Operations                            .23

Accumulation Unit Value,
  End of Period                    $                      10.23
                                   =============================


Total Return**                                           4.05%*


Contract Owners Equity,
  End of Period (in thousands)     $                        358


Ratio of Expenses to Average
  Contract Owners' Equity                                1.40%*


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                                     (1.40)%*


Number of Units Outstanding
  at End of Period                                       34,964

*    Annualized
**   Investment returns do not reflect any contract based charges (withdrawal charges, contract maintenance fees or account transfer charges), but do reflect mortality and expense charges, administration expense charges as well as all expenses of the underlying portfolios (investment advisory fees and portfolio operating expenses).


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
NOTES TO FINANCIAL STATEMENTS

For the year ended December 31, 1996
and for the year ended December 31, 1995

1.  Organization:

Cova Variable Annuity Account One, (the "Separate Account") is a separate investment account established by a resolution of the Board of Directors of Cova Financial Services Life Insurance Company ("Cova"). The Separate Account operates as a Unit Investment Trust under the Investment Company Act of 1940.

The Separate Account is divided into sub-accounts, with the assets of each sub-account invested in the Cova Series Trust ("Trust"), the Lord Abbett Series Fund, Inc. ("Fund") or General American Capital Company (GACC). The Trust consists of eleven portfolios of which five portfolios are managed by Van Kampen American Capital Investment Advisory Corp., five are managed by J.P. Morgan Investment Management, Inc. and one portfolio is managed by Lord, Abbett & Co. The Trust portfolios available for investment are the Quality Income, High Yield, Growth and Income, Money Market, Stock Index, Select Equity, Large Cap Stock, Small Cap Stock, International Equity, Quality Bond, and Bond Debenture Portfolios. The Fund has two portfolios available for investment: the Growth and Income, and Global Equity Portfolios. GACC has the Money Market Portfolio available for investment. Not all portfolios of the Trust, Fund and GACC are available for investment depending upon the nature and specific terms of the different contracts currently being offered for sale. The Trust, Fund and GACC are all diversified, open-end, management investment companies which are intended to meet differing investment objectives.

The Trust Quality Income Portfolio invests in U.S. Government issued debt obligations and in various investment-grade debt instruments, including mortgage pass-through certificates and collateralized mortgage obligations. The Trust High Yield Portfolio invests primarily in medium and lower-grade debt securities and futures and options contracts. The Trust Growth and Income Portfolio invests primarily in common stocks and futures and options contracts. The Trust Money Market and GACC Money Market Portfolios invest in short-term money market instruments. The Trust Stock Index Portfolio invests in common stocks, stock index futures and options, and short-term securities. The Trust Select Equity and Large Cap Stock Portfolios invest in stocks of large and medium-sized companies. The Trust Small Cap Stock Portfolio invests primarily in the common stock of small U.S. companies. The Trust International Equity Portfolio invests primarily in stocks of established companies based in developed countries. The Trust Quality Bond Portfolio invests primarily in higher grade debt securities. The Trust Bond Debenture Portfolio invests primarily in convertible and discount debt securities. The Fund Growth and Income Portfolio invests in common stocks. The Fund Global Equity Portfolio invests primarily in both domestic and foreign common stocks and forward currency contracts.

In order to satisfy diversification requirements and provide for optimum policyholder returns, Cova has made periodic contributions to the Trust and Fund to provide for the initial purchases of investments. In return, Cova has been credited with accumulation units of the Separate Account. As additional funds are received through policyholder deposits, Cova has, at its discretion and without adversely impacting the investment operations of the Trust and Fund, removed its capital investment in the Separate Account by liquidating accumulation units. In 1996, Cova contributed approximately $35.5 million to the Separate Account of which, after subsequent redemptions, net of realized and unrealized gains and losses on investments, approximately $15.0 million remains as of December 31, 1996.

2.  SIGNIFICANT ACCOUNTING POLICIES:

A.  INVESTMENT VALUATION

Investments in shares of the Trust, Fund and GACC are carried in the statement of assets and liabilities at the underlying net asset value of the Trust, Fund and GACC. The net asset value of the Trust, Fund and GACC has been determined on the market value basis and is valued daily by the Trust, Fund and GACC investment managers. Realized gains and losses are calculated by the average cost method.

COVA VARIABLE ANNUITY ACCOUNT ONE
NOTES TO FINANCIAL STATEMENTS

For the year ended December 31, 1996
and for the year ended December 31, 1995

B.  REINVESTMENT OF DIVIDENDS

With the exception of GACC, dividends received from net investment income and net realized capital gains are reinvested in additional shares of the portfolio of the Trust or Fund making the distribution or, at the election of the Separate Account, received in cash. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and net realized capital gains are deemed to be passed through to the Separate Account. As a result, GACC does not distribute any dividends or capital gains. During December of each year, accumulated investment income and capital gains of the underlying GACC fund are allocated to the Separate Account by increasing the cost basis and recognizing a capital gain in the Separate Account.

C.  FEDERAL INCOME TAXES

Operations of the Separate Account form a part of Cova, which is taxed as a "Life Insurance Company" under the Internal Revenue Code ("Code"). Under current provisions of the Code, no Federal income taxes are payable by Cova with respect to earnings of the Separate Account.

Under the principles set forth in Internal Revenue Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, Cova believes that it will be treated as the owner of the assets invested in the Separate Account for Federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in a contract owners gross income until amounts are withdrawn or received pursuant to an Optional Payment Plan.

3.  CONTRACT CHARGES:

There are no deductions made from purchase payments for sales charges at the time of purchase. However, if all or a portion of the contract value is withdrawn, a withdrawal charge is calculated and deducted from the contract value. The withdrawal charge is imposed on withdrawals of contract values attributable to purchase payments within five years after receipt and is equal to 5% of the purchase payment withdrawn. After the first contract anniversary, provided that the contract value prior to withdrawal exceeds $5,000, an owner may make a withdrawal each contract year of up to 10% of the aggregate purchase payments free from withdrawal charges.

An annual contract maintenance charge of $30 is imposed on all contracts with contract values less than $50,000 on their policy anniversary. The charge covers the cost of contract administration for the previous year and is prorated between the sub-accounts to which the contract value is allocated.

Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among other offered and available account options of the Separate Account and fixed rate annuities of Cova. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred will be deducted from the account value. If the owner is participating in the Dollar Cost Averaging program, such related transfers are not taken into account in determining any transfer fee.

For the year ended December 31, 1996, withdrawal and account transfer charges of approximately $280 thousand and contract maintenance charges of approximately $240 thousand were deducted from the contract values in the Separate Account.

Mortality and expense risks assumed by Cova are compensated by a charge equivalent to an annual rate of 1.25% of the value of net assets. The mortality risks assumed by Cova arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant, and to waive the withdrawal charge in the event of the death of the contract owner.


COVA VARIABLE ANNUITY ACCOUNT ONE
NOTES TO FINANCIAL STATEMENTS

For the year ended December 31, 1996
and for the year ended December 31, 1995

In addition, the Separate Account bears certain administration expenses, which are equivalent to an annual rate of .15% of net assets. These charges cover the cost of establishing and maintaining the contracts and Separate Account.

Cova currently advances any premium taxes due at the time purchase payments are made and then deducts premium taxes from the contract value at the time annuity payments begin or upon withdrawal if Cova is unable to obtain a refund. Cova, however, reserves the right to deduct premium taxes when incurred.

4.  GAIN/(LOSS) ON INVESTMENTS:

The table below summarizes realized and unrealized gains and losses on investments:

REALIZED GAIN/(LOSS) ON INVESTMENTS (IN THOUSANDS OF DOLLARS):

                                             For the Year    For the Year
                                            --------------  --------------
                                                Ended           Ended
                                            --------------  --------------
                                               12/31/96        12/31/95
                                            --------------  --------------

Trust Quality Income Portfolio:
------------------------------------------
 Aggregate Proceeds From Sales              $      13,850   $      21,223
------------------------------------------  --------------  --------------
 Aggregate Cost                                    13,806          21,207
------------------------------------------  --------------  --------------
   Net Realized Gain on Investments         $          44   $          16
------------------------------------------  --------------  ==============

Trust High Yield Portfolio:
------------------------------------------
 Aggregate Proceeds From Sales              $      22,909   $       1,957
------------------------------------------  --------------  --------------
 Aggregate Cost                                    23,078           2,074
------------------------------------------  --------------  --------------
   Net Realized Loss on Investments         $        (169)  $        (117)
------------------------------------------  ==============  ==============

Trust Growth and Income Portfolio:
------------------------------------------
 Aggregate Proceeds From Sales              $       1,508   $       1,127
------------------------------------------  --------------  --------------
 Aggregate Cost                                     1,344           1,082
------------------------------------------  --------------  --------------
   Net Realized Gain on Investments         $         164   $          46
------------------------------------------  ==============  ==============

Trust Money Market Portfolio:
------------------------------------------
 Aggregate Proceeds From Sales              $      36,177   $      71,027
------------------------------------------  --------------  --------------
 Aggregate Cost                                    36,177          71,027
------------------------------------------  --------------  --------------
   Net Realized Gain/(Loss) on Investments             --              --
------------------------------------------  ==============  ==============

Trust Stock Index Portfolio:
------------------------------------------
 Aggregate Proceeds From Sales              $      21,062   $      19,097
------------------------------------------  --------------  --------------
 Aggregate Cost                                    17,170          16,508
------------------------------------------  --------------  --------------
   Net Realized Gain on Investments         $       3,892   $       2,589
------------------------------------------  ==============  ==============

Trust Bond Debenture Portfolio
------------------------------------------
 Aggregate Proceeds From Sales              $         635
------------------------------------------  --------------
 Aggregate Cost                                       622   N/A
------------------------------------------  --------------  --------------
   Net Realized Gain on Investments         $          13
------------------------------------------  ==============

COVA VARIABLE ANNUITY ACCOUNT ONE
NOTES TO FINANCIAL STATEMENTS

For the year ended December 31, 1996
and for the year ended December 31, 1995

4.  GAIN/(LOSS) ON INVESTMENTS, CONTINUED:

REALIZED GAIN/(LOSS) ON INVESTMENTS (IN THOUSANDS OF DOLLARS):

                                       For the Year   For the Year
                                      --------------  -------------
                                          Ended           Ended
                                      --------------  -------------
                                         12/31/96       12/31/95
                                      --------------  -------------

Trust Quality Bond Portfolio
------------------------------------
 Aggregate Proceeds From Sales        $       2,991
------------------------------------  --------------
 Aggregate Cost                               2,947   N/A
------------------------------------  --------------
   Net Realized Gain on Investments   $          44
                                      ==============

Trust Small Cap Stock Portfolio       $       1,882
 Aggregate Proceeds From Sales                1,835   N/A
                                      --------------
 Aggregate Cost                       $          47
                                      ==============
   Net Realized Gain on Investments

Trust Large Cap Stock  Portfolio
 Aggregate Proceeds From Sale         $       1,423
 Aggregate Cost                               1,338   N/A
                                      --------------
   Net Realized Gain on Investments   $          85
                                      ==============

Trust Select Equity Portfolio
 Aggregate Proceeds From Sales        $       1,680
 Aggregate Cost                               1,697   N/A
                                      --------------
   Net Realized Loss on Investments   $         (17)
                                      ==============

Trust International Equity Portfolio
 Aggregate Proceeds From Sales        $       4,568
 Aggregate Cost                               4,496   N/A
                                      --------------
   Net Realized Gain on Investments   $          72
                                      ==============



Fund Growth and Income Portfolio:
 Aggregate Proceeds From Sales        $       2,696   $       4,043
 Aggregate Cost                               2,164           3,660
   Net Realized Gain on Investments   $         532   $         383
                                      ==============  =============

Fund Global Equity Portfolio:
 Aggregate Proceeds From Sales        $         372   $         946
 Aggregate Cost                                 329             883
   Net Realized Gain on Investments   $          43   $          63
                                      ==============  =============


COVA VARIABLE ANNUITY ACCOUNT ONE
NOTES TO FINANCIAL STATEMENTS

For the year ended December 31, 1996
and for the year ended December 31, 1995

4.  GAIN/(LOSS) ON INVESTMENTS, CONTINUED:

REALIZED GAIN/(LOSS) ON INVESTMENTS (IN THOUSANDS OF DOLLARS):

                                                                   For the Year    For the Year
                                                                  --------------  --------------
                                                                      Ended           Ended
                                                                  --------------  --------------
                                                                     12/31/96        12/31/95
                                                                  --------------  --------------

GACC Money Market Portfolio
----------------------------------------------------------------
 Aggregate Proceeds From Sales                                    $           6
----------------------------------------------------------------  --------------
 Aggregate Cost                                                               6   N/A
----------------------------------------------------------------  --------------
   Net Realized Gainon Investments                                           --
                                                                  ==============

UNREALIZED GAIN/(LOSS) ON INVESTMENTS (IN THOUSANDS OF DOLLARS):
----------------------------------------------------------------
Trust Quality Income Portfolio:
 End of Period                                                    $         935   $       1,469
 Beginning of Period                                                      1,469          (2,131)
   Net Change in Unrealized Gain/(Loss) on Investments            $        (534)  $       3,600
                                                                                  ==============

Trust High Yield Portfolio:
 End of Period                                                    $         491   $        (461)
 Beginning of Period                                                       (461)         (2,247)
   Net Change in Unrealized Gain on Investments                   $         952   $       1,786
                                                                                  ==============

Trust Growth and Income Portfolio:
 End of Period                                                    $       4,202   $       1,636
 Beginning of Period                                                      1,636            (612)
   Net Change in Unrealized Gain on Investments                   $       2,566   $       2,248
                                                                  ==============  ==============

Trust Money Market Portfolio:
 End of Period                                                               --              --
 Beginning of Period                                                         --            (110)
   Net Change in Unrealized Gain on Investments                              --   $         110
                                                                  ==============  ==============


Trust Stock Index Portfolio:
 End of Period                                                    $      20,271   $      10,976
 Beginning of Period                                                     10,976            (862)
   Net Change in Unrealized Gain on Investments                   $       9,295   $      11,838
                                                                  ==============  ==============

Trust Bond Debenture Portfolio:
 End of Period                                                    $         271
 Beginning of Period                                                         --   N/A
   Net Change in Unrealized Gain on Investments                   $         271
                                                                  ==============

COVA VARIABLE ANNUITY ACCOUNT ONE
NOTES TO FINANCIAL STATEMENTS

For the year ended December 31, 1996
and for the year ended December 31, 1995

4.  GAIN/(LOSS) ON INVESTMENTS, CONTINUED:

UNREALIZED GAIN/(LOSS) ON INVESTMENT (IN THOUSANDS OF DOLLARS):


                                                         For the Year   For the Year
                                                            Ended           Ended
                                                           12/31/96       12/31/95
Trust Quality Bond Portfolio:
 End of Period                                          $          30
 Beginning of Period                                               --   N/A
   Net Change in Unrealized Gain on Investments         $          30
                                                        ==============

Trust Small Cap Portfolio:
 End of Period                                          $         533
 Beginning of Period                                               --   N/A
   Net Change in Unrealized Gain on Investments         $         533
                                                        ==============

Trust Large Cap Portfolio:
 End of Period                                          $       1,531
 Beginning of Period                                               --   N/A
   Net Change in Unrealized Gain on Investments         $       1,531
                                                        ==============

Trust Select Equity Portfolio:
 End of Period                                          $       1,210
 Beginning of Period                                               --   N/A
   Net Change in Unrealized Gain on Investments         $       1,210
                                                        ==============

Trust International Equity Portfolio:
 End of Period                                          $         796
 Beginning of Period                                               --   N/A
   Net Change in Unrealized Gain on Investments         $         796
                                                        ==============

Fund Growth and Income Portfolio:
 End of Period                                          $      46,489   $      22,469
 Beginning of Period                                           22,469             285
   Net Change in Unrealized Gain on Investments         $      24,020   $      22,184
                                                        ==============  =============

Fund Global Equity Portfolio:
 End of Period                                          $           1   $         152
 Beginning of Period                                              152             147
   Net Change in Unrealized Gain/(Loss) on Investments          ($151)  $           5
                                                        ==============  =============

GACC Money Market Portfolio
 End of Period                                          $           6   N/A
 Beginning of Period                                               --
   Net Change in Unrealized Gain on Investments         $           6
                                                        ==============

COVA VARIABLE ANNUITY ACCOUNT ONE
NOTES TO FINANCIAL STATEMENTS

For the year ended December 31, 1996
and for the year ended December 31, 1995

5.  ACCOUNT UNIT TRANSACTIONS:

The change in the number of accumulation units resulting from account unit transactions is as follows:

                                COVA
                                                        LORD ABBETT

                         SERIES TRUST
                                                 SERIES FUND, INC.  GACC

_____________________________________________________________________________
_______________         ______________   _______

__

                             QUALITY       HIGH      GROWTH &      MONEY       STOCK        BOND      QUALITY     SMALL
                              INCOME      YIELD       INCOME      MARKET       INDEX     DEBENTURE     BOND     CAP STOCK
                            ----------  ----------  ----------  -----------  ----------  ----------  ---------  ----------
Balances at
   December 31, 1994        2,576,412   1,157,642     977,209    6,963,421   3,151,443   N/A         N/A        N/A

Redemptions by Cova                --          --          --           --          --          --         --          --
Units Sold                    181,275     195,356     162,687    2,450,650     163,890          --         --          --
Units Redeemed               (362,175)   (114,778)    (55,487)    (405,521)   (300,704)         --         --          --
Units Transferred             295,120     632,013     258,424   (6,021,418)  2,422,351          --         --          --

Balance at
   December 31, 1995        2,690,633   1,870,232   1,342,833    2,987,132   5,436,980   N/A         N/A        N/A

Contributions by Cova Life         --          --          --           --          --      50,000    500,000     500,000
Redemptions by Cova                --          --          --           --          --     (50,000)  (294,154)   (500,000)
Units Sold                    106,671      98,690     180,267    3,772,567     216,989     360,638     98,567     580,659
Units Redeemed               (280,149)   (113,437)    (59,321)    (259,281)   (283,639)    (10,552)    (2,065)     (6,730)
Units Transferred             817,805     145,699     442,117   (3,915,492)   (689,475)    309,577    206,482     663,476

Balance at
   December 31, 1996        3,334,960   2,001,184   1,905,896    2,584,926   4,680,855     659,663    508,830   1,237,405


                              LARGE       SELECT       INTL      GROWTH &     GLOBAL    MONEY
                            CAP STOCK     EQUITY      EQUITY      INCOME      EQUITY   MARKET      TOTAL
                            ----------  ----------  ----------  -----------  --------  -------  -----------
Balances at
   December 31, 1994        N/A         N/A         N/A          6,875,139   233,186   N/A      21,934,453

Redemptions by Cova                --          --          --           --   (10,000)              (10,000)
Units Sold                         --          --          --    1,505,688    50,282             4,709,829
Units Redeemed                     --          --          --     (940,462)  (91,135)           (2,270,262)
Units Transferred                  --          --          --    1,506,743   (10,127)             (916,893)

Balance at
   December 31, 1995        N/A         N/A         N/A          8,947,108   172,206   N/A      23,447,125

Contributions by Cova Life  1,500,000     500,000     500,000           --        --       --    3,550,000
Redemptions by Cova          (367,586)   (500,000)   (500,000)          --        --       --   (2,211,740)
Units Sold                     76,199   1,024,461     550,620    1,374,562    15,160    8,787    8,464,837
Units Redeemed                   (522)    (11,729)     (5,835)    (587,874)  (21,479)     (96)  (1,642,709)
Units Transferred             181,515   1,031,791     762,107    1,998,505   (11,278)  26,273    1,969,102

Balance at
   December 31, 1996        1,389,606   2,044,523   1,306,892   11,732,301   154,609   34,964   33,576,614




COVA FINANCIAL SERVICES
LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Consolidated Financial Statements

December 31, 1996, 1995 and 1994

(With Independent Auditors' Report Thereon)

                         INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholder
Cova Financial Services Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Cova Financial Services Life Insurance Company and subsidiaries (a wholly owned subsidiary of Cova Corporation) as of December 31, 1996 and 1995, and the related consolidated statements of income, shareholders equity and cash flows for the year ended December 31, 1996 and the period from June 1, 1995 to December 31, 1995 (Successor periods), and from January 1, 1995 to May 31, 1995, and for the year ended December 31, 1994 (Predecessor periods). These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Services Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for the Successor periods, in conformity with generally accepted accounting principles. Also, in our opinion, the aforementioned Predecessor consolidated financial statements present fairly, in all material respects, the results of their operations and their cash flows for the Predecessor periods presented, in conformity with generally accepted accounting principles.






St. Louis, Missouri
March 7, 1997

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Consolidated Balance Sheets

December 31, 1996 and 1995
(In thousands of dollars)


                 ASSETS                                       1996
1995

Investments:
  Debt securities available for sale at market
(cost of $952,817 in 1996 and $583,868 in 1995)       $  949,611  $  594,556
  Mortgage loans (net)                                   244,103      77,472
  Policy loans                                            22,336      19,125
  Short-term investments at cost which approximates
    market                                                 4,404       7,859
                                                      ----------  ----------

Total investments                                      1,220,454     699,012
                                                      ----------  ----------

Cash and cash equivalents - interest bearing              38,322      59,312
Cash - non-interest bearing                                5,501       2,944
Receivable from sale of securities                         1,064          --
Accrued investment income                                 15,011       9,116
Deferred policy acquisition costs                         49,833      14,468
Present value of future profits                           46,389      38,155
Goodwill                                                  20,849      23,358
Federal and state income taxes recoverable                 1,461         397
Deferred tax benefits (net)                               13,537      13,556
Receivable from OakRe                                  1,973,813   2,391,982
Reinsurance receivables                                    3,504       8,891
Other assets                                               2,205       2,425
Separate account assets                                  641,871     410,449
                                                      ----------  ----------

Total Assets                                          $4,033,814  $3,674,065
                                                      ==========  ==========

See accompanying notes to consolidated financial statements.
(continued)

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Consolidated Balance Sheets (Continued)

December 31, 1996 and 1995
(In thousands of dollars)


LIABILITIES AND SHAREHOLDERS EQUITY                   1996         1995

Policyholder deposits                         $3,135,325   $3,033,763
Future policy benefits                            32,342       28,071
Payable on purchase of securities                 15,978        5,327
Accounts payable and other liabilities            19,764       20,143
Future purchase price payable to OakRe            16,051       23,967
Guaranty fund assessments                         12,409       14,259
Separate account liabilities                     626,901      410,449
                                              -----------  -----------

Total Liabilities                              3,858,770    3,535,979
                                              -----------  -----------

Shareholders equity:
  Common stock, $2 par value.  (Authorized
5,000,000 shares; issued and outstanding
2,899,446 shares in 1996 and 1995)                 5,799        5,799
  Additional paid-in capital                     166,491      129,586
  Retained earnings                                3,538          (63)
  Net unrealized appreciation/(depreciation)
    on securities, net of tax                       (784)       2,764
                                              -----------  -----------

Total Shareholders Equity                        175,044      138,086
                                              -----------  -----------

Total Liabilities and Shareholders Equity     $4,033,814   $3,674,065
                                              ===========  ===========


See accompanying notes to consolidated financial statements.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Consolidated Statements of Income

Years ended December 31, 1996, 1995, and 1994
(In thousands of dollars)

                                                       THE COMPANY             PREDECESSOR
                                                             7 MONTHS      5 MONTHS
                                                               ENDED        ENDED
                                                    1996      12/31/95     5/31/95       1994

Revenues:
  Premiums                                          $ 3,154  $   921   $   1,097   $    2,787
  Net investment income                              70,629   24,188      92,486      277,616
  Net realized gain (loss) on sale of investments       472    1,324     (12,414)    (101,361)
  Separate Account charges                            7,205    2,957       1,818        3,992
  Other income                                        1,320      725       1,037        2,713
                                                    -------  --------  ----------  -----------

Total revenues                                       82,780   30,115      84,024      185,747
                                                    -------  --------  ----------  -----------

Benefits and expenses:
  Interest on policyholder deposits                  50,100   17,706      97,867      249,905
  Current and future policy benefits                  5,130    1,785       1,830        5,259
  Operating and other expenses                       14,573    7,126      12,777       24,479
  Amortization of purchased intangible assets         2,332    3,030          --           --
  Amortization of deferred acquisition costs          4,389      100      11,157      125,357
                                                    -------  --------  ----------  -----------

Total Benefits and Expenses                          76,524   29,747     123,631      405,000
                                                    -------  --------  ----------  -----------

Income/(loss) before income taxes                     6,256      368     (39,607)    (219,253)
                                                    -------  --------  ----------  -----------
Income Taxes:
  Current                                             1,740    1,011     (16,404)     (46,882)
  Deferred                                              915     (580)      6,340      (30,118)
                                                    -------  --------  ----------  -----------

Total income tax expense/(benefit)                    2,655      431     (10,064)     (77,000)
                                                    -------  --------  ----------  -----------

Net Income/(Loss)                                   $ 3,601  $   (63)  $ (29,543)  $(142,253))
                                                    =======  ========  ==========  ===========


See accompanying notes to consolidated financial statements.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Consolidated Statements of Shareholders Equity

Years ended December 31, 1996, 1995 and 1994
(In thousands of dollars)

                                                     THE COMPANY                PREDECESSOR
                                                             7 MONTHS      5 MONTHS
                                                              ENDED          ENDED
                                                     1996    12/31/95       5/31/95     1994

Common stock ($2 par value common stock;
  Authorized 5,000,000 shares; issued and
    outstanding 2,899,446 in 1996, 1995 and 1994
      Balance at beg. of period)                   $  5,799   $  5,799   $  5,799   $   5,632
  Par value of additional shares issued                  --         --         --         167
                                                   ---------  ---------             ----------

Balance at end of period                              5,799      5,799      5,799       5,799
                                                   ---------  ---------  ---------  ----------

Additional paid-in capital:
  Balance at beginning of period                    129,586    137,749    136,534     120,763
Adjustment to reflect purchase acquisition
  indicated in note 2                                    --    (52,163)        --          --
Capital contribution                                 36,905     44,000      1,215      15,771
                                                   ---------  ---------  ---------  ----------

Balance at end of period                            166,491    129,586    137,749     136,534
                                                   ---------  ---------  ---------  ----------

Retained earnings/(deficit):
  Balance at beginning of period                        (63)   (36,441)     1,506     143,759
Adjustment to reflect purchase acquisition               --     36,441         --          --
   indicated in note 2
 Net income/(loss)                                    3,601        (63)   (29,543)   (142,253)
 Dividends to shareholder                                --         --     (8,404)         --
                                                   ---------  ---------  ---------  ----------

Balance at end of period                           $  3,538   $    (63)  $(36,441)  $   1,506
                                                   ---------  ---------  ---------  ----------

See accompanying notes to consolidated financial statements.
(Continued)

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Consolidated Statements of Shareholders Equity (Continued)

Years ended December 31, 1996, 1995 and 1994
(In thousands of dollars)


                                                          THE COMPANY            PREDECESSOR
                                                                 7 MONTHS   5 MONTHS
                                                                   ENDED     ENDED
                                                         1996    12/31/95   5/31/95     1994

Net unrealized appreciation/(depreciation)of   securities:
 Balance at beginning of period                                 2,764   $(28,837)  $ (65,228)  $    (321)
 Adjustment to reflect purchase acquisition
   indicated in note 2                                             --     28,837          --          --
 Implementation of change in accounting for
    marketable debt and equity securities,
      net of effects of deferred taxes
       of $18,375 and deferred acquisition
          costs of $42,955                                         --         --          --      34,125
 Change in unrealized appreciation/(depreciation)
    of debt and equity securities                             (13,915)    10,724     178,010    (357,502)
 Change in deferred Federal income taxes                        1,910     (1,489)    (18,458)     53,324
 Change in deferred acquisition costs attributable
    to unrealized losses/(gains)                                1,561         --    (123,161)    205,146
 Change in present value of future profits
    attributable to unrealized losses/(gains)                   6,896     (6,471)         --          --
                                                             ---------  ---------              ----------
 Balance at end of period                                        (784)     2,764     (28,837)    (65,228)
                                                             ---------  ---------  ----------  ----------

 Total Shareholders Equity                                   $175,044   $138,086   $  78,270   $  78,611
                                                             =========  =========  ==========  ==========

See accompanying notes to consolidated financial statements.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Consolidated Statements of Cash Flows

Years ended December 31, 1996, 1995 and 1994
(In thousands of dollars)


                                                      THE COMPANY            PREDECESSOR
                                                            7 MONTHS    5 MONTHS
                                                              ENDED       ENDED
                                                  1996       12/31/95    5/31/95      1994


Cash flows from operating activities:
  Interest and dividend receipts                 $  68,622   $  18,744   $  131,439   $   309,856
  Premiums received                                  3,154         921        1,097         2,787
  Insurance and annuity benefit payments            (3,729)     (2,799)      (1,809)       (3,755)
  Operating disbursements                          (17,158)    (10,480)      (9,689)      (26,023)
  Taxes on income refunded (paid)                   (3,016)         60       48,987        17,032
  Commissions and acquisition costs paid           (36,735)    (17,456)     (23,872)      (26,454)
  Other                                                937         529        1,120           836
                                                 ----------  ----------  -----------  ------------

Net cash provided by/(used in) operating
  activities                                        12,075     (10,481)     147,273       274,279
                                                 ----------  ----------  -----------  ------------

Cash flows from investing activities:
  Cash used for the purchase of investment
    securities                                    (715,274)   (875,994)    (575,891)   (1,935,353)
  Proceeds from investment securities sold and
    matured                                        262,083     253,814    2,885,053     3,040,474
  Other                                            (14,166)        179       (8,557)       (8,185)
                                                 ----------  ----------  -----------  ------------

Net cash provided by/(used in) investing
  activities                                     $(467,357)  $(622,003)  $2,300,605   $ 1,096,936
                                                 ----------  ----------  -----------  ------------

See accompanying notes to consolidated financial statements.
(Continued)

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Consolidated Statements of Cash Flows (Continued)

Years ended December 31, 1996, 1995 and 1994
(In thousands of dollars)


                                                     THE COMPANY             PREDECESSOR
                                                            7 MONTHS     5 MONTHS
                                                              ENDED        ENDED
                                                  1996       12/31/95     5/31/95     1994

Cash flows from financing activities:
  Policyholder deposits                      $ 446,784   $ 132,752   $    130,660   $  274,960
  Transfers from/(to) OakRe                    574,010     628,481     (3,048,531)          --
  Transfer to Separate Accounts               (119,592)    (37,946)        (4,835)     (33,548)
  Return of policyholder deposits             (491,025)   (436,271)      (290,586)    (608,868)
  Dividends to Shareholder                          --          --         (8,404)          --
  Capital contributions received                20,000      44,000          1,215       15,938
                                             ----------  ----------  -------------  -----------

Net cash provided by/(used in) financing
  activities                                   430,177     331,016     (3,220,481)    (351,518)
                                             ----------  ----------  -------------  -----------

Increase/(decrease) in cash and cash
  equivalents                                  (25,105)   (301,468)      (772,603)   1,019,697

Cash and cash equivalents at beginning of
  period                                        62,256     363,724      1,136,327      116,630
CFLIC contributed cash (Note 9)                  6,672          --             --           --
Cash and cash equivalents at end of period   $  43,823   $  62,256   $    363,724   $1,136,327
                                             ==========  ==========  =============  ===========


See accompanying notes to consolidated financial statements.

(Continued)

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Consolidated Statements of Cash Flows, Continued
(In thousands of dollars)

                                                       THE COMPANY          PREDECESSOR
                                                              7 MONTHS   5 MONTHS
                                                                ENDED      ENDED
                                                    1996      12/31/95    5/31/95    1994

Reconciliation of net income/(loss)to net cash
 provided by operating activities:
   Net income/(loss)                                 $  3,601   $    (63)  $(29,543)  $(142,253)
   Adjustments to reconcile net income/(loss)
     to net cash provided by operating activities:
       Increase/(decrease) in future policy
         benefits (net of reinsurance)                    680     (1,013)        11       1,494
       Increase/(decrease) in payables and accrued
           liabilities                                  2,900       (392)   (10,645)      3,830
       Decrease/(increase) in accrued investment
           income                                      (4,778)    (7,904)    32,010      21,393
       Amortization of intangible assets                6,721      3,831     11,309     125,722
       Amortization and accretion of securities
           premiums and discounts                       2,751        307      2,410       3,635
       Recapture commissions paid to OakRe             (4,483)    (4,777)        --          --
       Net realized losson sale of
           investments                                   (472)    (1,324)    12,414     101,361
       Interest accumulated on policyholder
           deposits                                    50,100     17,706     97,867     249,905
       Investment expenses paid                         1,151        642      2,373       7,296
       Decrease/(Increase)in guaranty assessments          --       (104)     5,070        (935)
       Increase/(decrease) in current and deferred
           Federal income taxes                          (351)       491     38,923     (59,263)
       Separate account net loss                       (2,008)         1          1           2
       Deferral of acquisition costs                  (34,803)   (14,568)   (13,354)    (30,024)
       Other                                           (8,934)    (3,314)    (1,573)     (7,884)
                                                                           ---------  ----------

Net cash provided by operating activities            $ 12,075   $(10,481)  $147,273   $ 274,279
                                                     =========  =========  =========  ==========

See accompanying notes to consolidated financial statements.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

December 31, 1996, 1995 and 1994

(1)  NATURE OF BUSINESS AND ORGANIZATION

     NATURE OF THE BUSINESS

Cova Financial Services Life Insurance Company (CFSLIC) and subsidiaries (the Company), formerly Xerox Financial Services Life Insurance Company (the Predecessor), market and service single premium deferred annuities, immediate annuities, variable annuities, and single premium whole-life insurance policies. The Company is licensed to do business in 47 states and the District of Columbia. Most of the policies issued present no significant mortality nor longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

Under the deferred annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain Federal income tax penalties on withdrawals.

Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms and banks, approximately 66%, 59% and 57% of the companies sales have been through two specific brokerage firms, A.G. Edwards & Sons, Incorporated. and Edward Jones & Company in 1996, 1995 and 1994, respectively.

     ORGANIZATION

Prior to June 1, 1995 Xerox Financial Services, Inc. (XFSI) owned 100% or 2,899,446 shares of the Predecessor. XFSI is a wholly owned subsidiary of Xerox Corporation.

On June 1, 1995 XFSI sold 100% of the issued and outstanding shares of the Predecessor to Cova Corporation, a subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company, in exchange for approximately $91.4 million in cash and $22.7 million in future payables. In conjunction with this Agreement, the Predecessor also entered into a financing reinsurance transaction that caused OakRe Life Insurance Company(OakRe),a subsidiary of the Predecessor, to assume the economic benefits and risks of the existing single premium deferred annuity deposits (SPDAs) of Cova Financial Services Life Insurance Company, which had an aggregate carrying value at June 1, 1995 of $2,982.0 million. In exchange, the Predecessor transferred specifically identified assets to OakRe with a market value at June 1, 1995 of $2,986.0 million. Ownership of OakRe was retained by XFSI subsequent to the sale of the Predecessor and other affiliates. The Receivable from OakRe to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods (which will be substantially expired in four years) by the transfer of cash in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.




COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500 million. No funds were drawn on this letter of credit during the periods ending December 31, 1996 and 1995.

In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing and administrative capabilities of the Company, and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

The Company owns 100% of the outstanding shares of First Cova Life Insurance Company (a New York domiciled insurance company) (FCLIC) and Cova Financial Life Insurance Company (a California domiciled insurance company) (CFLIC). Ownership of Cova Financial Life Insurance Company was obtained on December
31, 1996 as the result of a capital contribution by Cova Corporation. The Company has presented the consolidated financial position and results of operations for its subsidiaries from the dates of actual ownership (see note
9).

(2)  CHANGE IN ACCOUNTING

Upon closing the sale, the Company restated its financial statements in accordance with "push down purchase accounting", which allocates the net purchase price for the Company and its then sole subsidiary FCLIC of $91.4 million according to the fair values of the acquired assets and liabilities, including the estimated present value of future profits. These allocated values were dependent upon policies in force and market conditions at the time of closing, however, these allocations were not finalized until 1996. The table below summarizes the final allocation of purchase price:

(In Millions)

                                                   June 1, 1995
                                   --------------
Assets acquired:
  Debt securities                  $         32.4
  Policy loans                               18.3
  Cash and cash equivalents                 363.7
  Present value of future profits            47.4
  Goodwill                                   20.5
  Deferred tax benefit                       24.9
  Receivable from OakRe                   2,969.0
  Other assets                                5.9
  Separate account assets                   332.7
                                   --------------
                                          3,814.8
                                   --------------
Liabilities assumed:
  Policyholder deposits                   3,299.2
  Future policy benefits                     27.2
  Future purchase price payable              22.7
  Deferred Federal income taxes              12.6
  Other liabilities                          29.0
  Separate account liabilities              332.7
                                   --------------
                                          3,723.4
                                   --------------
Adjusted purchase price            $         91.4
                                   ==============

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

In addition to revaluing all material tangible assets and liabilities to their respective estimated market values as of the closing date of the sale, the Company also recorded in its financial statements the excess of cost over fair value of net assets acquired (goodwill) as well as the present value of future profits to be derived from the purchased and reinsured business. These amounts were determined in accordance with the purchase method of accounting. This new basis of accounting resulted in an increase in shareholders equity of $13.1 million in 1995 reflecting the application of push down purchase accounting. The Companys consolidated financial statements subsequent to June 1, 1995 reflect this new basis of accounting.

All amounts for periods ended before June 1, 1995 are labeled Predecessor and are based on predecessor historical costs. The periods ending on or after such date are labeled The Company, and are based on the new cost basis of the Company or fair values at June 1, 1995 and subsequent results of operations.

(3)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     SECURITIES

Investments in all debt securities and those equity securities with readily determinable market values are classified into one of three categories: held-to-maturity, trading, or available-for-sale. Classification of investments is based on management's current intent. All debt and equity securities at December 31, 1996 and 1995 were classified as available-for-sale. Securities available-for-sale are carried at market value, with unrealized holding gains and losses reported as a separate component of stockholders equity, net of deferred effects of income tax and related effects on deferred acquisition costs.

Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated. When such a difference occurs, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond, with a corresponding charge or credit to interest income (the "retrospective method").

A realized loss is recognized and charged against income if the Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in market value that is deemed to be other than temporary.

Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on the basis of specific costs of investments and are credited or charged to income. Gains or losses on financial future or option contracts which qualify as hedges of investments are treated as basis adjustments and are recognized in income over the life of the hedged investments.

     MORTGAGE LOANS AND OTHER INVESTED ASSETS

Mortgage loans and policy loans are carried at their unpaid principal balances. Real estate is carried at cost less accumulated depreciation. Other invested assets are carried at lower of cost or market.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions and calculated in conformity with Statement of Financial Accounting Standards No. 114, Accounting by Creditors for Impairment of a Loan (SFAS 114), indicate a likelihood of loss. Prior to 1995, the Company evaluated its real estate-related assets (including accrued interest) by estimating the probabilities of loss utilizing various projections that included several factors relating to the borrower, property, term of the loan, tenant composition, rental rates, other supply and demand factors and overall economic conditions. Generally, at that time, the reserve was based upon the excess of the loan amount over the estimated future cash flows from the loan.

In 1995, the Company adopted Statement of Financial Accounting Standards No. 118, Accounting by Creditors for Impairment of a Loan -- Income Recognition and Disclosures (SFAS 118). SFAS 118 amends SFAS 114, providing clarification of income recognition issues and requiring additional disclosures relating to impaired loans. The adoption of SFAS 114 and 118 had no effect on the Companys financial position or results of operations at or for the period ended December 31, 1995. The Company had no impaired loans, but did establish a valuation allowance for potential losses on mortgage loans of $88 thousand at December 31, 1996.

Prior to 1995, when an investment supported by real estate collateral was deemed "in-substance" foreclosed, the investment was reclassified as real estate and recorded at its fair value, with any reduction in carrying value recorded as a realized loss. The change in this valuation was recorded as a realized capital gain or loss in the statements of income.

     CASH AND CASH EQUIVALENTS

Cash and cash equivalents include currency and demand deposits in banks, US Treasury bills, money market accounts, and commercial paper with maturities under 90 days, which are not otherwise restricted.

SEPARATE ACCOUNT ASSETS

The separate account investments are assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. Separate accounts assets are valued at fair market value.

In order to provide for optimum policyholder returns, and to allow for the replication of the investment performance of existing cloned mutual funds, the Company has periodically transferred capital to the separate account to provide for the initial purchase of investments in new portfolios. As additional funds have been received through policyholder deposits, the Company has periodically reduced its capital investment in the separate accounts. As of December 31, 1996, approximately $15.0 million of capital investments remained within the separate accounts.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

     DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, sales costs, and certain policy issuance and underwriting costs, are deferred.
 These deferred costs are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of deferred acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses is not recognized currently in income but as an offset to the unrealized gains and losses reflected as a separate component of equity.

The components of deferred policy acquisition costs are shown below. The effects on deferred policy acquisition costs of the consolidation of CFLIC (see note 9) with the Company are presented separately.



                                              THE COMPANY             PREDECESSOR
                                                      7 MONTHS    5 MONTHS
                                                        ENDED       ENDED
(In Thousands)                    1996     12/31/95    5/31/95      1994

Deferred policy acquisition costs,
  beginning of period                       $14,468   $ 92,398   $ 213,362   $ 146,504
Effects of push down purchase
  accounting                                     --    (92,398)         --          --
Commissions and expenses deferred            34,803     14,568      13,354      30,025
Amortization                                 (4,389)      (100)    (11,157)   (125,357)
Deferred policy acquisition costs
 attributable to unrealized gains/(losses)    1,561         --    (123,161)    162,190
Effects on deferred policy acquisition
  costs of CFLIC consolidation                3,390         --          --          --
                                            --------
Deferred policy acquistion costs,
  end of period                             $49,833   $ 14,468   $  92,398   $ 213,362
                                            ========  =========  ==========  ==========


     PURCHASE RELATED INTANGIBLE ASSETS AND LIABILITIES

In accordance with the purchase method of accounting for business combinations, two intangible assets and a future payable related to accrued purchase price consideration were established as of the purchase date:

     PRESENT VALUE OF FUTURE PROFITS

As of June 1, 1995 the Company established an intangible asset which represents the present value of future profits to be derived from both the purchased and transferred blocks of business. Certain estimates were utilized in the computation of this asset including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs discounted at a pre-tax rate of 18% (12% net after tax).

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

In addition, as the Company has the option of retaining its SPDA policies after they reach their next interest rate reset date and are recaptured from OakRe, a component of this asset represents estimates of future profits on recaptured business. This asset will be amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of present value of future profits will be adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception. The amortization and adjustments resulting from unrealized gains and losses is not recognized currently in income but as an offset to the unrealized gains and losses reflected as a separate component of equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

Based on current assumptions, amortization of the original in-force PVFP asset, expressed as a percentage of the original in-force asset, are projected to be 6.8%, 5.8%, 4.6%, 4.5% and 4.7% for the years ended December 31, 1997 through 2001, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results.

During 1996, the Company adjusted its original purchase accounting to include a revised estimate of the ultimate renewal (recapture) rate. This adjustment resulted in a re-allocation of the net purchased intangible asset between present value of future profits, goodwill and the future payable. This final allocation and the resulting impact on inception to date amortization was recorded, in its entirety, in 1996. No restatement of the June 1, 1995 opening Balance Sheet was made.

The components of present value of future profits are below. The effects on present value of future profits of the consolidation of CFLIC (see note 9) with the Company are presented separately.

                                                                        The Company
                                                                             7 Months
Ended
(In Thousands)                                                        1996
12/31/95

Present value of future profits - beginning of period               38,155    46,709
Interest added                                                       3,274     1,941
Net amortization                                                    (3,747)   (4,024)
Present value of future profits attributable to unrealized gains     6,896    (6,471)
Adjustment due to revised push down purchase accounting                698        --
Effects on present value of future profits of CFLIC consolidation    1,113        --
Present value of future profits - end of period                    $46,389   $38,155

                                                                Future payable

    Pursuant to the financial reinsurance agreement with OakRe, the receivable from OakRe becomes due in installments when the SPDA policies reach their next crediting rate reset date. For any recaptured policies that continue in force into the next guarantee period, the Company will pay a commission to OakRe of
        1.75% up to 40% of policy account values originally reinsured and 3.5% thereafter. On policies that are recaptured and subsequently exchanged to a variable annuity policy, the Company will pay a commission to OakRe of 0.50%.
                                                                   (continued)

               COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
                               (a wholly owned subsidiary of Cova Corporation)

                                    Notes to Consolidated Financial Statements

   The Company has recorded a future payable that represents the present value ofthe anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.5%. This liability represents a contingent purchase price payable for the policies transferred to OakRe on the purchase date and has been pushed down to the Company through the financial reinsurance agreement.  The Company expects that this payable will be substantially extinguished by the year 2000.

   The components of this future payable are below.  The effects on the future payable of the consolidation of CFLIC (see note 9) with the Company are presented separately.

                                                              The Company
                                                                 7 Months
Ended
(In Thousands)                                              1996     12/31/95

Future payable - beginning of period                     $23,967   $27,797
Interest added                                               943       947
Payments to OakRe                                         (4,483)   (4,777)
Adjustment due to revised push down purchase accounting   (5,059)       --
Effects on future payable of CFLIC consolidation             683        --
                                                         --------
Future payable - end of period                           $16,051   $23,967
                                                         ========  ========

               COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
                               (a wholly owned subsidiary of Cova Corporation)

                                    Notes to Consolidated Financial Statements

                                                                      Goodwill

     Under the push down method of purchase accounting, the excess of purchase price over the fair value of tangible and intangible assets and liabilities acquired is established as an asset and referred to as Goodwill.  The Company has elected to amortize goodwill on the straight line basis over a 20 year period. The components of goodwill are below. The effects on goodwill of the consolidation of CFLIC (see note 9) with the Company are presented separately.



(In Thousands)                                                   The Company
                                                          --------------------
                                                                                 7 Months Ended
                                                                         1996          12/31/95
                                                                                ----------------
Goodwill - beginning of period                            $            23,358   $        24,060
Amortization                                                             (916)             (702)
Adjustment due to revised push down purchase accounting
                                                                       (3,626)               --
Effects on goodwill of CFLIC consolidation                              2,033                --
                                                          --------------------

Goodwill - end of period                                  $            20,849   $        23,358


     Deferred Tax Assets and Liabilities

XFSI and GALIC agreed to file an election to treat the acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code
Section 338(h)(10). As a result of that election, the tax basis of the Companys assets as of the date of acquisition were revalued based upon fair market values. The principal effect of the election was to establish a tax asset on the tax-basis balance sheet of approximately $35.3 million for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

     POLICYHOLDER DEPOSITS

The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any withdrawals. The average weighted interest crediting rate on the Companys policyholder deposits as of December 31, 1996 was 5.77%.

     FUTURE POLICY BENEFITS

Reserves are held for future annuity benefits that subject the Company to risks to make payments contingent upon the continued survival of an individual or couple (longevity risk). These reserves are valued at the present value of estimated future benefits discounted for interest, expenses, and mortality. The assumed mortality is the 1983 Individual Annuity Mortality Tables discounted at 5.50% to 8.50%, depending upon year of issue.

Current mortality benefits payable are recorded for reported claims and estimates of amounts incurred but not reported.
COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

     PREMIUM REVENUE

The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks.

The Company currently assesses no explicit life insurance premium for its commitment to make payments in excess of its recorded liability that are contingent upon policyholder mortality. Benefits paid in excess of the recorded liability are recognized when incurred as the amounts are not material to the financial statements.

Amounts collected on policies not subject to any mortality or longevity risk are recorded as increases in the policyholder deposits liability.

     FEDERAL INCOME TAXES

Prior to June 1,1995 the revenues and expenses of the Predecessor were included in a consolidated Federal income tax return with its parent company and other affiliates. Allocations of Federal income taxes were based upon separate return calculations.

Subsequent to June 1, 1995, the Company filed its own separate income tax return, independent from its ultimate parent, GALIC.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income to the period that includes the enactment date.

     RISKS AND UNCERTAINTIES

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

The following elements of the consolidated financial statements are most affected by the use of estimates and assumptions:

      -   Investment market valuation
      -   Amortization of deferred policy acquisition costs
      -   Amortization of present value of future profits
      -   Recoverability of Goodwill

The market value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flows of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the Company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of securities and the related recognition of income.


COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

The amortization of deferred acquisition costs is based on estimates of long-term future gross profits from existing policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the deferred expense.

In a similar manner, the amortization of present value of future profits is based on estimates of long-term future profits from existing and recaptured policies.

These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the asset.

In accordance with Statement of Financial Accounting Standards No. 121, Accounting for the Impairment of Long Lived Assets and for Long Lived Assets to be Disposed of (SFAS 121), which was adopted by the Company in the fourth quarter of 1995, the Company has considered the recoverability of Goodwill and has concluded that no circumstances have occurred which would give rise to impairment of Goodwill for the period ending December 31, 1996.

     FAIR VALUE OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standard No. 107, "Disclosures About Fair Value of Financial Instruments" (SFAS #107) applies fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, might not be realized in the immediate settlement of the instruments. SFAS #107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Because of this, and further because a value of a business is also based upon its anticipated earning power, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The Predecessor adopted Statement of Financial Accounting Standard No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments" (SFAS #119), as of December 31, 1994. SFAS #119 requires increased disclosures about derivative financial instruments including the amount, nature, and terms of all derivative financial instruments as well as disclosure of the purposes for which derivative financial instruments are held, end-of-period fair values and any net gains or losses arising from trading of derivative financial instruments.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     CASH AND CASH EQUIVALENTS, SHORT-TERM INVESTMENTS
     AND ACCRUED INVESTMENT INCOME:

The carrying values amounts reported in the balance sheets for these instruments approximate their fair values. Short-term debt securities are considered "available for sale."

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

     INVESTMENT SECURITIES (INCLUDING MORTGAGE-BACKED SECURITIES):

Fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. (See note 4 for fair value disclosures). Fair values for mortgages are based on management estimates and incorporate independent appraisals of underlying real property. As of December 31, 1996, fair value of the Companys mortgage loans are equivalent to their carrying value.

    INTEREST RATE SWAPS AND FINANCIAL FUTURES CONTRACTS:

The fair value of interest rate swaps and financial futures contracts are the amounts the Company would receive or pay to terminate the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Amounts are based on quoted market prices or pricing models or formulas using current assumptions. (See note 6 for fair value disclosures).

     INVESTMENT CONTRACTS:

The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (Policyholder Deposits) are estimated as the amount payable on demand. As of December 31, 1996 and 1995 the cash surrender value of policyholder funds on deposit were approximately $29.1 million and $2.2 million less than their stated carrying value, respectively. Of the contracts permitting surrender, 90% provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

All of the Company's deposit obligations are fully guaranteed by the acquirer, GALIC, and the receivable from OakRe equal to the SPDA obligations is guaranteed by OakRe's parent, XFSI.

     REINSURANCE:

The impact of reinsurance on the December 31, 1996 financial statements is not considered material.

The financing reinsurance agreement entered into with OakRe does not meet the conditions for reinsurance accounting under Generally Accepted Accounting Principles (GAAP). The net assets initially transferred to OakRe were established as a receivable and are subsequently increased as interest is accrued on the underlying liabilities and decreased as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed.

     OTHER

Certain 1994 and 1995 amounts have been reclassified to conform to the 1996 presentation.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

(4)  INVESTMENTS

The Company's investments in debt and equity securities are considered available for sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder equity. The carrying value and amortized cost of investments at December 31, 1996 and 1995 were as follows:

                                                           1996
                                                       GROSS      GROSS     ESTIMATED
                                          CARRYING   UNREALIZED UNREALIZED    FAIR
AMORTIZED
                                            VALUE       GAINS    LOSSES      VALUE       COST
                                                (in thousands of dollars)

Debt Securities:
  US. Government Treasuries              $    7,175  $   29     ($50)  $    7,175  $    7,196
  Collateralized mortgage obligations       382,335     985   (2,721)     382,335     384,071
  Corporate, state, municipalities, and
    political subdivisions                  560,101   3,971   (5,427)     560,101     561,557

Total debt securities                       949,611   4,985   (8,198)     949,611     952,824

Mortgage loans                              244,103      --       --      244,103     244,103
Policy loans                                 22,336      --       --       22,336      22,336
Short term investments                        4,404      21       --        4,404       4,383

Total investments                        $1,220,454  $5,006  ($8,198)  $1,220,454  $1,223,646
Companys beneficial interest in
 separate accounts                       $   14,970      --       --   $   14,970          --


                                                                                     1995
                                                        GROSS      GROSS     ESTIMATED
                                           CARRYING  UNREALIZED  UNREALIZED    FAIR
AMORTIZED
                                             VALUE     GAINS      LOSSES      VALUE
COST
                                                 (in thousands of dollars)

Debt Securities:
  US. Government Treasuries              $  4,307  $   156        --   $  4,307  $  4,151
  Collateralized mortgage obligations     252,148    4,344  $   (237)   252,148   248,041
  Corporate, state, municipalities, and
    political subdivisions                338,101    7,261      (836)   338,101   331,676
                                         --------  -------  ---------  --------  --------

Total debt securities                     594,556   11,761    (1,073)   594,556   583,868
                                         --------  -------  ---------  --------  --------

Mortgage loans                             77,472       --        --     77,472    77,472
Policy loans                               19,125       --        --     19,125    19,125
Short term investments                      7,859       36        --      7,859     7,823
                                         --------  -------  ---------  --------  --------

Total investments                        $699,012  $11,797  $ (1,073)  $699,012  $688,288
                                         ========  =======  =========  ========  ========

As of December 31, 1996, the Company had no impaired investments. The Company did establish a valuation allowance for potential losses on mortgage loans of $88 thousand as of December 31, 1996.


COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements


The amortized cost and estimated market value of debt securities at December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

                                                 1996
                                                    ESTIMATED
                                          AMORTIZED   MARKET
                                            COST      VALUE

(in thousands of dollars)
Due after one year through five years    $233,232  $234,493
Due after five years through ten years    283,884   281,155
Due after ten years                        51,630    51,628
Mortgage-backed securities                384,078   382,335

Total                                    $952,824  $949,611

At December 31, 1996, approximately 98.7% of the Company's debt securities are investment grade or are non-rated but considered to be of investment grade.
Of the 1.3% non-investment grade debt securities, all are rated as BB+.


Included in debt securities in 1994 and the first five months of 1995 are investments in interest-only mortgage-backed stripped securities (IOs) and similar IOettes. Accounting for investments in "high risk" (interest only) collateralized mortgage obligations (CMOs), is in accordance with the provisions of EITF Nos. 89-4 and 93-18. An effective yield is calculated for each high risk CMO based on the current amortized cost of the investment and the current estimate of future cash flow. The recalculated effective yield is used to record interest income in subsequent periods (the "prospective method"). If the anticipated cash flow for any "high risk" CMO discounted at the comparable risk-free rate is less than the unamortized cost, an impairment loss is recorded and the unamortized cost adjusted. The write-down is treated as a realized loss. Write-downs of $3,341,163 were recorded in 1994. No IOs or IOettes were held by the Company at December 31, 1996 or 1995. The weighted average of the effective yield that was used to accrue interest income in 1994 was 11.88%.

The Company participates in a securities lending program whereby certain securities are loaned to third parties, primarily major brokerage firms. The agreement with a custodian bank facilitating such lending requires a minimum of 102% of the initial market value of the domestic loaned securities to be maintained in a collateral pool. To further minimize the credit risk related to this lending program, the Company monitors the financial condition of the counter parties to these agreements. Securities loaned at December 31, 1996 had market values totaling $16,612,411. Cash, letters of credit, and government securities of $17,251,070 was held by the custodian bank as collateral to secure this agreement. Income on the Companys security lending program in 1996 was immaterial.

No debt securities were non-income producing during the years ended December 31, 1996 and 1995.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

Information related to troubled debt restructurings during 1994 is as follows:

                                                                       THE
PREDECESSOR
                                                    DEBT      MORTGAGE
                                                 SECURITIES    LOANS     TOTAL
                                                   (in thousands of dollars)

Aggregate carrying value at December 31, 1994  $3,306  --  $3,306
Gross interest income included in net income
  during 1994                                     205  --     205
Gross interest income that would have been
  earned during 1994 if there had been no
  restructuring                                   538  --     538


The components of net investment income, realized capital gains/(losses) and unrealized gains/(losses) were as follows:

                                                   THE COMPANY           PREDECESSOR
                                                          7 MONTHS   5 MONTHS
                                                           ENDED      ENDED
                                                 1996     12/31/95   5/31/95    1994
                                                     (in thousands of dollars)

Income on debt securities                         $53,632   $19,629   $ 63,581   $        267,958
Income on equity securities                            --        --        302                645
Income on short-term investments                    2,156     2,778     28,060             11,705
Income on cash on deposit                              --        --         --                316
Income on interest rate swaps                          --        --        377               (244)
Income on policy loans                              1,454       868        624              1,376
Interest on mortgage loans                         13,633     1,444        248              1,162
Income on foreign exchange                             --        --        184               (433)
Income of real estate                                  --        --      1,508              3,278
Income on separate account investments                772        --         (1)                 2
Miscellaneous interest                                133       109        (24)              (853)
                                                            --------  ---------  -----------------

Total investment income                            71,780    24,828     94,859            284,912
                                                                      ---------
Investment expenses                                (1,151)     (640)    (2,373)            (7,296)
                                                  --------  --------  ---------

Net investment income                             $70,629   $24,188   $ 92,486   $        277,616
                                                  ========  ========  =========  =================

Realized capital gains/(losses) were as follows:
  Debt securities                                     469   $ 1,344   $(16,749)  $        (79,300)
  Mortgage loans                                        4        --      1,431             (3,452)
  Equity securities                                    --        --       (423)               (76)
  Real estate                                          --        --       (124)                --
  Short-term investments                               (1)      (20)    (1,933)              (282)
  Other assets                                         --        --        (76)               147
  Interest rate swaps                                  --        --      5,460         -- (18,398)
                                                                      ---------  -----------------

Net realized gains/(losses) on investments        $   472   $ 1,324   $(12,414)  $       (101,361)
                                                  ========  ========  =========  =================


COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements



                                                     THE COMPANY           PREDECESSOR
                                                           7 MONTHS    5 MONTHS
                                                             ENDED      ENDED
                                                     1996   12/31/95   5/31/95      1994
                                                                                 (In thousands
of dollars)

Unrealized gains/(losses) were as follows:
  Debt securities                                      ($3,213)  $10,688   $(85,410)  $(261,947)
  Short-term investments                                    21        36        879        (594)
  Effects on deferred acquisition costs amortization     1,561        --     39,030     162,190
  Effects on present value of future profits               425    (6,471)        --          --
Unrealized gains/(losses) before income tax             (1,206)    4,253    (45,501)   (100,351)
Unrealized income tax benefit/(expense)                    422    (1,489)    16,664      35,123

Net unrealized gains (losses) on investments             ($784)  $ 2,764   $(28,837)   ($65,228)
                                                                 ========  =========  ==========


        Proceeds from sales of investments in debt securities during 1996 were $223,430,495. Gross gains of $1,158,518 and gross losses of $687,126 were realized on those sales.  Included in these amounts were $28,969 of gross gains realized on the sale of non-investment grade securities.

  Proceeds from sales of investments in debt securities for the Company during
   1995 were $214,811,186, and for the Predecessor were $2,786,998,780. Gross gains of $1,533,501 and gross losses of $190,899 were realized by the Company on its sales. Included in these amounts for the Company are $373,768 of gross gains realized on the sale of non-investment grade securities. The
Predecessor realized gross gains of $9,499,191 and gross losses of $26,249,279 on its sales.  Included in these amounts are $6,367,297  of gross gains and
       $7,607,167 of gross losses realized on the sale of non-investment grade securities.

        Proceeds from sales of investments in debt securities during 1994 were $3,081,863,341. Gross gains of $59,472,808 and gross losses of $136,394,109 were realized on those sales.  Included in these amounts are $6,455,887 of gross gains and $6,692,683 of gross losses realized on the sale of non-investment grade securities.

  Unrealized appreciation/(depreciation) of debt securities for the Company in 1996 and 1995, and the Predecessor in 1995 and 1994 were $(13,900,000),
       $10,688,000, $176,537,000, and $(357,401,000), respectively. Unrealized appreciation/(depreciation)of debt securities is calculated as the change between the cost and market values of debt securities for the years then ended.

 Securities with a book value of approximately $7,032,267 at December 31, 1996 were deposited with government authorities as required by law.

               COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
                               (a wholly owned subsidiary of Cova Corporation)

                                    Notes to Consolidated Financial Statements

                       (5)  SECURITIES GREATER THAN 10% OF SHAREHOLDERS EQUITY

  As of December 31, 1996 the Company held the following individual securities which exceeded 10% of shareholders equity:


                                 LONG-TERM DEBT                       CARRYING
                                    SECURITIES                           VALUE

Countrywide Mtg. 1993-12 A4  $19,347,536
FNMA Remic Tr 1996-50 A1      19,104,500


As of December 31, 1995 the Company held the following individual securities which exceeded 10% of shareholders equity:

      LONG-TERM DEBT                      CARRYING
        SECURITIES                         VALUE


Countrywide Mtg. 1993-12 A4  $18,726,875
American Airlines             15,080,392


                        (6)  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

                                                   FINANCIAL FUTURES CONTRACTS

Futures contracts are contracts for delayed delivery of securities in which the seller agrees to make delivery at a specified future date for a specific price. Gains or losses are realized in daily cash settlements. Risks arise from the possible inability of counter parties to meet the terms of their contracts and from movements in securities values and interest rates. When future contracts are designated as hedges, additional risks arise due to the possibility that the futures contract will provide an imperfect correlation to the hedged security.

The Company periodically enters into financial futures contracts in order to hedge its short term investment spread risks encountered during occasional periods of unusually large recapture activity. Gains and losses from these anticipatory hedges are applied to the cost basis of the assets acquired with recaptured funds. In 1996, $381,105 in net losses were recorded as basis adjustments to hedged debt securities.

In order to limit its exposure to market fluctuations while it holds temporary seed money investments within the separate account (see note 3), the Company has adopted a hedging policy that involves holdings of futures contracts. As of December 31, 1996, the Company held 35 S&P 500 index futures contracts, 5 5-year T-Note futures contracts and 10 10-year T-Note futures contracts with a total notional face amount of $14,528,750 and a total fair market value of $14,652,969. Collateral requirements set by the Chicago Board of Trade averaged $9,800 per contract at December 31, 1996. At December 31, 1996, the Company recorded as a component of net investment income, $1,639,717 of gross losses from terminated contracts and $406,141 of gross gains from open contracts. In 1996, the Company also recorded, as an offsetting component of net investment income, a net gain of $2,007,720 from market appreciation on the underlying hedged securities within the separate account.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

(7)  POST-RETIREMENT AND POSTEMPLOYMENT BENEFITS

The Company has no direct employees and no retired employees. All personnel used to support the operations of the Company are supplied by contract by Cova Life Management Company (CLMC), a wholly owned subsidiary of Cova Corporation.
  The Company is allocated a portion of certain health care and life insurance benefits for future retired employees of CLMC. In 1996 and 1995, the Company was allocated a portion of benefit costs including severance pay, accumulated vacations, and disability benefits. At December 31, 1996 CLMC had no retired employees nor any employees fully eligible for retirement and had no disbursements for such benefit commitments. The expense arising from these obligations is not material.

(8)  INCOME TAXES

The Company will file a consolidated Federal Income Tax return with its
wholly-owned  subsidiary,  FCLIC.    Amounts payable or recoverable related to
periods before June 1, 1995 are subject to an indemnification agreement with XFSI, which has the effect that the Company is not at risk for any income taxes nor entitled to recoveries related to those periods, except for approximately $1.4 million of state income tax recoveries.

Income taxes are recorded in the statements of earnings and directly in certain shareholders equity accounts. Income tax expense (benefit) for the years ended December 31 was allocated as follows:


                                                     THE COMPANY           PREDECESSOR
                                                           7 MONTHS    5 MONTHS
                                                             ENDED      ENDED
                                                     1996   12/31/95   5/31/95
1994
                                                          (In thousands of dollars)

Statements of income:
  Operating income (excluded realized
    investment gains and losses)               $ 2,493   $  (85)  $ (5,038)  $ (39,511)
  Realized investment gains/(losses)               162      516     (5,026)    (37,489)
                                               --------  -------
  Income tax expense/(benefit) included
    in the statements of income                  2,655      431    (10,064)    (77,000)
Shareholders equity:
  Unrealized gains/(losses) on securities
    available for sale and intangible assets    (1,910)   1,489     18,458     (53,324)
Total income tax expense/(benefit)             $   745   $1,920   $  8,394   $(130,324)

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of COVA Corporation)

Notes to Consolidated Financial Statements


The actual Federal income tax expense differed from the expected tax expense computed by applying the US. Federal statutory rate to income before taxes on income as follows:


                                 THE COMPANY                     PREDECESSOR
                                1996           1995           1995          1994
                                             7 MONTHS       5 MONTHS
                                              (in thousands of dollars)

Computed expected tax expense                     $2,190   35.0%  $129    35.0%  $(13,862)   35.0%  $(76,739)  35.0%
State income taxes, net                               77   1.23     11     3.0       (306)    0.8     (1,552)   0.7
Tax-exempt bond interest                              --     --    (22)   (6.0)      (332)    0.8     (1,208)   0.6
Amortization of intangible assets                    320   5.12    254    69.0         --      --        111   (0.1)
Permanent difference due to derivative  transfer
                                                      --     --     --      --      4,399   (11.1)        --     --
Other                                                 68   1.09     59    16.1         37     (.1)     2,388   (1.1)
Total                                             $2,655  42.44%  $431   117.1%  $(10,064)   25.4%  $(77,000)  35.1%
                                                  ======  ======  =====  ======  =========  ======  =========  =====


The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1996 & 1995 follows:

                                                    1996        1995
                                               (In thousands of dollars)

Deferred tax assets:
PVFP                                      $ 1,639       --
Policy Reserves                            19,237  $ 7,601
Liability for commissions on recapture      6,073    8,868
Tax basis of intangible assets purchased    6,230   13,141
DAC Proxy Tax                               9,032    4,749
Unrealized losses on investments              422       --
Other deferred tax assets                     827    2,860

Total assets                              $43,460  $37,219
                                          -------  -------

Deferred tax liabilities:
PVFP                                      $19,169  $16,774
Unrealized gains on investments                --    1,489
Deferred Acquisition Costs                 10,694    5,316
Other deferred tax liabilities                 60       84

Total liabilities                          29,923   23,663
                                                   -------

Net Deferred Tax Asset                    $13,537  $13,556
                                          =======  =======


COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes the deferred tax assets will be fully realized in the future based upon expectation of the reversal of existing temporary differences, anticipated future earnings, and consideration of all other available evidence. Accordingly no valuation allowance is established.

(9)  RELATED-PARTY TRANSACTIONS

The Company has entered into management, operations and services agreements with both affiliated and unaffiliated companies. The affiliated companies are Cova Life Management Company (CLMC), a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company, and Conning Asset Management, which provides investment advice. Additionally, a portion of overhead and other corporate expenses are allocated by the Companys ultimate parent, GALIC. The unaffiliated companies are Johnson & Higgins, a New Jersey corporation, and Johnson & Higgins/Kirke Van Orsdel, a Delaware corporation, which provide various services for the Company including underwriting, claims and administrative functions. The affiliated and unaffiliated service providers are reimbursed for the cost of their services and are paid a service fee. Expenses and fees paid to affiliated companies during 1996 and the 7 months of 1995 for the Company were $6,618,303, and $7,139,525, respectively, and the five months of 1995 and the year 1994 for the Predecessor were 6,364,609, and $8,553,028, respectively.

On December 31, 1996 Cova Corporation transferred its ownership of Cova Financial Life Insurance Company (CFLIC), an affiliated life insurer domiciled in the state of California, to the Company. The transfer of ownership was recorded as additional paid in capital and increased Shareholders Equity on the Companys December 31, 1996 Balance Sheet by approximately $16.9 million. This change in direct ownership had no effect on the operations of either the Company or CFLIC as both entities had existed under common management and control prior to the December 31, 1996 transfer. Although CFLICs Balance Sheet is fully consolidated with the Companys December 31, 1996 Balance Sheet, CFLICs 1996 Income Statement and Cash Flow have not been consolidated with the Companys 1996 Income Statement or Cash Flow Statement. However, CFLICs year-end cash balance of $6.7 million is included in the Cash Flow Statement.

(10)  STATUTORY SURPLUS AND DIVIDEND RESTRICTION

Generally accepted accounting principles (GAAP) differ in certain respects from the accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred taxes under GAAP reporting, the non-recognition of financial reinsurance for GAAP reporting, the establishment of an Asset Valuation Reserve as a contingent liability based on the credit quality of the Company's investment securities, and an Interest Maintenance Reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold. In addition, SFAS #115 adjustments to record the carrying values of debt securities and certain equity securities at market are applied only under GAAP reporting and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their estimated fair values and shareholders equity to the net purchase price. Statutory accounting does not recognize the purchase method of accounting.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with generally accepted accounting principles (GAAP) were as follows:


                                                 1996        1995
                                             (in thousands of dollars)

Statutory Capital and Surplus                 $ 75,354   $ 59,682
Reconciling items:
  GAAP investment valuation reserves               (88)        --
  Statutory Asset Valuation Reserves            17,599     13,378
  Interest Maintenance Reserve                   2,301      1,892
  GAAP investment adjustments to fair value     (3,191)    10,724
  Deferred policy acquisition costs             49,833     14,468
  GAAP basis policy reserves                   (30,202)   (11,233)
  Deferred federal income taxes (net)           13,537     13,556
  Modified coinsurance                              --         --
  Goodwill                                      20,849     23,358
  Present value of future profits               46,389     38,155
  Future purchase price payable                (16,051)   (23,967)
  Other                                         (1,286)    (1,927)

GAAP Shareholders' Equity                     $175,044   $138,086
                                              =========  =========


Statutory net losses for CFSLIC for the years ended December 31, 1996, 1995 and 1994 were $(13,575,788), $(74,012,650), and $(92,952,989), respectively.

The maximum amount of dividends which can be paid by State of Missouri insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory earned surplus or statutory net gain from operations for the preceding year. Accordingly, the maximum dividend permissible during 1997 will be $0.

The National Association of Insurance Commissioners has developed certain Risk Based Capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1996 the Company's Total Adjusted Capital and Authorized Control Level - RBC were, $92,953,237, and $21,058,220 respectively. This level of adjusted capital qualifies under all tests.

(11)  GUARANTY FUND ASSESSMENTS

The Company participates with all life insurance companies licensed throughout the United States, in associations formed to guarantee benefits to policyholders of insolvent life insurance companies. Under state laws, as a condition for maintaining the Companys authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty associations for insolvencies incurred through 1996, but for which assessments have not yet been determined nor assessed, to a maximum in each state generally of 2% of statutory premiums per annum in the given state. Most states then permit recovery of assessments as a credit against premium or other state taxes over, most commonly, five years.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

At December 31, 1996, the National Organization of Life and Health Guaranty Associations (NOLHGA) distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for approximately $12.4 million in future assessments on insolvencies that occurred before December 31, 1996. Under the coinsurance agreement between the Company and OakRe (see note 1), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. As such, the Company has recorded a receivable from Oakre for approximately $12.3 million.

At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments, and may retain the





                                    PART C
                              OTHER INFORMATION



ITEM  24.      FINANCIAL  STATEMENTS  AND  EXHIBITS

a.      FINANCIAL  STATEMENTS

The following financial statements of the Variable Account are included in Part B hereof:

     1.    Independent  Auditors'  Report.

     2.    Statement  of  Assets  and  Liabilities  as  of  December 31, 1996.

     3.    Statement  of  Operations  for  the  year  ended December 31, 1996.

     4. Statement of Changes in Contract Owners' Equity for the years ended December 31, 1996 and 1995.

     5. Financial Highlights for the five years in the period ended December 31, 1996.

     6. Notes to Financial Statements for the years ended December 31, 1996 and 1995.

     The following consolidated financial statements of the Company are included in Part B hereof:

     1.    Independent  Auditors'  Report.

     2. Consolidated Balance Sheets of the Company as of December 31, 1996 and 1995.

     3. Consolidated Statements of Income for the Company for the years ended December 31, 1996, 1995 and 1994.

     4. Consolidated Statements of Shareholder's Equity for the years ended December 31, 1996, 1995 and 1994.

     5. Consolidated Statements of Cash Flows for the years ended December 31, 1996, 1995 and 1994.

     6. Notes to Consolidated Financial Statements, December 31, 1996, 1995 and 1994.

b.      EXHIBITS

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.*

     2.    Not  Applicable.

     3.    Principal  Underwriter's  Agreement.##

     4.    Individual  Variable  Annuity  Contract.**

     5.    Application  for  Variable  Annuity.#

     6.    (i)    Copy  of  Articles  of  Incorporation  of  the  Company.
           (ii)   Copy  of  the  Bylaws  of  the  Company.

     7.    Not  Applicable.

     8.    Not  Applicable.

     9.    Opinion  and  Consent  of  Counsel.

    10.    Consent  of  Independent  Accountants.

    11.    Not  Applicable.

    12.    Agreement  Governing  Contribution.***

    13.    Not Applicable

    14.    Company  Organizational  Chart.###

    27.    Not Applicable

     * incorporated by reference to Registrant's initial filing on Form N-4 filed on June 11, 1987.

    **  incorporated by reference to Registrant's Post-Effective Amendment No.
2  to  Form  N-4    filed  on  September  27,  1989.

   ***  incorporated by reference to Registrant's Post-Effective Amendment No.
3  filed  on    April  2,  1990.

  **** incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on May 1, 1991.

    #   incorporated by reference to Registrant's Post-Effective Amendment No.
6  to  Form  N-4  filed  on  May  1,  1992.

   ##   incorporated by reference to Registrant's Post-Effective Amendment No.
7  to  Form  N-4  filed  on  April  30,  1993.

  ###    incorporated  by  reference  to  Cova  Variable  Annuity Account One,
Post-Effective Amendment No. 8 to Form N-4 (File No. 33-39100) as filed electronically on April 24, 1996.

ITEM  25.      DIRECTORS  AND  OFFICERS  OF  THE  DEPOSITOR

The following are the Officers and Directors of the Company:

Name and Principal                Position and Offices
 Business Address                 with Depositor
________________________________ __________________________________
Richard A. Liddy                 Chairman of the Board and Director
700 Market Street
St. Louis, MO 63101

Leonard Rubenstein               Director
700 Market Street
St. Louis, MO 63101

Lorry J. Stensrud                 President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

William D. Anthony                Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

John W. Barber                    Director
13045 Tesson Ferry Road
St. Louis, MO 63128

Jerome P. Darga                   Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Judy M. Drew                      Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Judith A. Gallup                  Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Patricia E. Gubbe                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Philip A. Haley                   Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Christopher Harden                Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Eric T. Henry                     Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Jeffery K. Hoelzel                Vice President, General Counsel,
One Tower Lane, Suite 3000        Secretary and Director
Oakbrook Terrace, IL  60181-4644

J. Robert Hopson                  Vice President, Chief Actuary
One Tower Lane, Suite 3000        and Director
Oakbrook Terrace, IL  60181-4644

E. Thomas Hughes, Jr.             Treasurer and Director
700 Market Street
St. Louis, MO 63101

Douglas E. Jacobs                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

William C. Mair                   Vice President, Controller
One Tower Lane, Suite 3000        and Director
Oakbrook Terrace, IL  60181-4644

Matthew P. McCauley               Assistant Secretary and Director
700 Market Street
St. Louis, MO 63101

Myron H. Sandberg                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

John W. Schaus                    Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644



ITEM  26.  PERSONS  CONTROLLED  BY  OR  UNDER  COMMON  CONTROL
           WITH  THE  DEPOSITOR  OR  REGISTRANT

A company organizational chart is incorporated by reference to Exhibit 14 contained in Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 (File No. 33-39100) filed on April 24, 1996.

ITEM  27.      NUMBER  OF  CONTRACT  OWNERS

As of April 7, 1997, there were 17,053 non-qualified contract owners and 4,253 qualified contract owners.

ITEM  28.    INDEMNIFICATION

The  Bylaws  of  the  Company  (Article  IV,  Section  1)  provide  that:

     Each  person  who  is  or  was a  director,  officer  or  employee  of  the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.      PRINCIPAL  UNDERWRITERS

     (a)      Not  Applicable.

     (b) Cova Life Sales Company is the principal underwriter for the Contracts. The following persons are the officers and directors of Cova Life Sales Company. The principal business address for each officer and director of Cova Life Sales Company is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

Name and Principal  Positions and Offices
Business Address    with Underwriter
__________________ ________________________________________________

Judy M. Drew        President, Chief Operations Officer and Director

Lorry J. Stensrud   Director

Patricia E. Gubbe   Vice President and Chief Compliance Officer

William C. Mair     Director

Jeffery K. Hoelzel  Secretary

Philip A. Haley     Vice President

Frances S. Cook     Assistant Secretary

Robert A. Miner     Treasurer



     (c)      Not  Applicable.

ITEM  30.      LOCATION  OF  ACCOUNTS  AND  RECORDS

Christopher Harden, whose address is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644 maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM  31.      MANAGEMENT  SERVICES

Not  Applicable.

ITEM  32.      UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Cova Financial Services Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contract described in the prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                               REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section  403(b)(11)  to  the  attention  of  the  potential  participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Oakbrook Terrace, and State of Illinois on this 22nd day of April, 1997.

                                COVA  VARIABLE  ANNUITY  ACCOUNT  ONE
                                Registrant

                            By: COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY


                            By: /s/ JEFFERY K. HOELZEL
                                ______________________________________________



                            By: COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                Depositor


                            By: /s/ JEFFERY K. HOELZEL
                                ______________________________________________


As required by the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


                        Chairman of the Board and Director
_____________________                                       _______
Richard A. Liddy                                             Date

/S/ LORRY J. STENSRUD   President and Director              4/22/97
_____________________                                       _______
Lorry J. Stensrud                                           Date

______________________  Director                            ________
Leonard M. Rubenstein                                       Date

______________________  Director                            _______
J. Robert Hopson                                            Date


William C. Mair*        Controller and Director            4/22/97
______________________                                     ________
William C. Mair                                             Date


/S/JEFFERY K. HOELZEL   Director                           4/22/97
______________________                                     ________
Jeffery K. Hoelzel                                          Date


E. Thomas Hughes, Jr.*  Treasurer and Director             4/22/97
______________________                                     ________
E. Thomas Hughes, Jr.                                       Date


Matthew P. McCauley*    Director                           4/22/97
______________________                                     ________
Matthew P. McCauley                                         Date


John W. Barber*         Director                           4/22/97
______________________                                     ________
John W. Barber                                              Date

                                *By: /S/ JEFFERY K. HOELZEL
                                 _________________________________________
                                 Jeffery K.Hoelzel, Attorney-in-Fact




                              INDEX TO EXHIBITS


EXHIBIT  NO.

99.B6(i)    Articles of Incorporation of the Company

99.B6(ii)   Bylaws of the Company

99.B9       Opinion  and  Consent  of  Counsel

99.B10      Consent  of  Independent  Accountants